                               SEMIANNUAL REPORT

                                 June 30, 1999

                              SAFECO MUTUAL FUNDS

                                  STOCK FUNDS
                                 NO-LOAD CLASS

                                   ---------

Growth Fund .............................................................. 2
Equity Fund .............................................................. 8
Income Fund ............................................................. 13
Northwest Fund .......................................................... 19
International Fund ...................................................... 24
Balanced Fund ........................................................... 30
Small Company Fund ...................................................... 36
U.S. Value Fund ......................................................... 41

                           [SAFECO MUTUAL FUNDS LOGO]

                          REPORT FROM THE FUND MANAGER
                               SAFECO GROWTH FUND
                                 June 30, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   SAFECO Growth continued to struggle, returning 3.30% for the quarter, -6.30% year-to-date, and -16.43% for the 12 months ended June 30. The average growth fund returned 7.07%, 11.65% and 18.87% for the same respective periods, according to Lipper, Inc.
   During the second quarter small company stocks began to return to favor. The Russell 2000 (a small cap index) delivered 15.55%, while the S&P 500 (broad market indicator) returned 7.05% for the quarter. For the 12 months ended June 30, 1999, the Russell 2000 returned 1.50% and the S&P 500 gained 22.76%.
                          [PHOTO OF THOMAS M. MAGUIRE]

   While the Fund still lags the broad market and peer group, we began to outperform in the final days of the period. As investors return to small companies, as they did in the second quarter, they buy the larger ones first. As confidence grows, I hope we will see more movement to our names, which are among the smallest of the small.
   Growth Fund is loaded with what I believe to be statistically cheap companies with seemingly

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- NO-LOAD CLASS

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 1999
1 Year                       -16.43%
5 Year                        19.59%
10 Year                       14.56%

INVESTMENT VALUE

SAFECO GROWTH FUND: $38,942
S&P 500 INDEX: $55,878

                     SAFECO GROWTH      S&P 500
                         FUND            INDEX
6/30/89                 $10,000         $10,000
7/31/89                 $10,445         $10,903
8/31/89                 $10,758         $11,117
9/30/89                 $10,979         $11,071
10/31/89                $10,564         $10,814
11/30/89                $10,533         $11,035
12/31/89                $10,632         $11,300
1/31/90                 $9,601          $10,542
2/28/90                 $9,864          $10,677
3/31/90                 $10,459         $10,960
4/30/90                 $10,504         $10,686
5/31/90                 $11,581          $11,728
6/30/90                 $11,829         $11,649
7/31/90                 $11,406         $11,611
8/31/90                 $9,439          $10,562
9/30/90                 $8,380          $10,047
10/31/90                $7,816          $10,004
11/30/90                $8,395          $10,650
12/31/90                $9,041          $10,948
1/31/91                 $9,944          $11,425
2/28/91                 $11,314         $12,242
3/31/91                 $11,868         $12,538
4/30/91                 $12,440         $12,568
5/31/91                 $13,260         $13,111
6/30/91                 $12,470         $12,511
7/31/91                 $13,637         $13,093
8/31/91                 $14,180         $13,404
9/30/91                 $14,266         $13,180
10/31/91                $14,695         $13,357
11/30/91                $13,455         $12,818
12/31/91                $14,705         $14,285
1/31/92                 $15,781         $14,019
2/28/92                 $15,668         $14,201
3/31/92                 $14,504         $13,924
4/30/92                 $13,605         $14,334
5/31/92                 $13,267         $14,404
6/30/92                 $12,247         $14,189
7/31/92                 $12,761         $14,770
8/31/92                 $12,039         $14,467
9/30/92                 $11,721         $14,638
10/31/92                $12,216         $14,688
11/30/92                $13,759         $15,187
12/31/92                $14,254         $15,373
1/31/93                 $14,848         $15,501
2/28/93                 $13,859         $15,712
3/31/93                 $14,404         $16,044
4/30/93                 $13,516         $15,656
5/31/93                 $14,211         $16,074
6/30/93                 $14,656         $16,121
7/31/93                 $14,605         $16,056
8/31/93                 $15,544         $16,664
9/30/93                 $16,226         $16,536
10/31/93                $16,641         $16,878
11/30/93                $15,939         $16,718
12/31/93                $17,417         $16,920
1/31/94                 $18,354         $17,495
2/28/94                 $17,477         $17,021
3/31/94                 $16,600         $16,281
4/30/94                 $17,043         $16,489
5/31/94                 $17,199         $16,758
6/30/94                 $15,923         $16,347
7/31/94                 $16,279         $16,883
8/31/94                 $17,295         $17,574
9/30/94                 $16,856         $17,145
10/31/94                $17,099         $17,529
11/30/94                $16,633         $16,891
12/31/94                $17,134         $17,141
1/31/95                 $16,870         $17,585
2/28/95                 $17,797         $18,269
3/31/95                 $17,729         $18,808
4/30/95                 $17,817         $19,361
5/31/95                 $18,530         $20,147
6/30/95                 $19,652         $20,614
7/31/95                 $20,345         $21,297
8/31/95                 $20,277         $21,350
9/30/95                 $20,890         $22,251
10/31/95                $20,797         $22,171
11/30/95                $21,008         $23,142
12/31/95                $21,606         $23,589
1/31/96                 $22,406         $24,391
2/28/96                 $23,246         $24,617
3/31/96                 $22,892         $24,854
4/30/96                 $23,866         $25,220
5/31/96                 $24,879         $25,869
6/30/96                 $23,799         $25,968
7/31/96                 $21,451         $24,821
8/31/96                 $22,732         $25,345
9/30/96                 $23,848         $26,770
10/31/96                $24,358         $27,509
11/30/96                $25,299         $29,586
12/31/96                $26,555         $29,000
1/31/97                 $28,839         $30,809
2/28/97                 $28,072         $31,053
3/31/97                 $27,087         $29,780
4/30/97                 $25,835         $31,555
5/31/97                 $29,746         $33,473
6/30/97                 $32,219         $34,973
7/31/97                 $34,096         $37,755
8/31/97                 $35,317         $35,641
9/30/97                 $38,165         $37,593
10/30/97                $37,461         $36,339
11/30/97                $39,088         $38,020
12/31/97                $39,822         $38,672
1/31/98                 $40,300         $39,100
2/28/98                 $44,363         $41,918
3/31/98                 $47,095         $44,063
4/30/98                 $48,922         $44,506
5/31/98                 $46,633         $43,742
6/30/98                 $46,598         $45,518
7/31/98                 $44,257         $45,035
8/31/98                 $33,507         $38,530
9/30/98                 $34,767         $40,999
10/31/98                $37,516         $44,331
11/30/98                $39,432         $47,016
12/31/98                $41,560         $49,724
1/31/99                 $42,512         $51,803
2/28/99                 $37,514         $50,191
3/31/99                 $37,697         $52,199
4/30/99                 $38,302         $54,219
5/31/99                 $37,532         $52,940
6/30/99                 $38,942         $55,878

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment into a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

attractive fundamentals. Many of them are very small (under $250 million market capitalization) and most of those are selling for a share price that is a fraction of their growth rate. By June 30, many of them had yet to move and a few had hurt us.
   Prison Realty Trust, Inc., the largest private owner and operator of prisons (and formerly one of the Growth Fund's largest positions) hurt us. It fell 50% as management's "selective" disclosure brought shareholder class action lawsuits charging fraud.
   Rent-A-Center, Inc., suffered when the financial press took issue with its accounting. After talking with analysts and Rent-A-Center's largest competitor (Rent-Way, Inc., which we also own), I am comfortable holding and monitoring the stock. Both companies provide furnishings and appliances to people who don't have credit or enough cash.
   Conseco continued to produce good earnings and cash flow, and the market continued to ignore it. Conseco provides insurance and financing to Middle America. And Middle America is a huge market. In fact, Middle America is what made Wal-Mart so successful.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
Chancellor Media Corp.  ........................................... 11.5%
  (Broadcasting-TV, Radio & Cable)
Conseco, Inc.  ...................................................... 9.4
  (Insurance-Life & Health)
Emmis Communications Corp. (Class A) ................................ 5.6
  (Broadcasting-TV, Radio & Cable)
Nu Skin Enterprises, Inc. (Class A) ................................. 4.6
  (Distributors-Food & Health)
MICROS Systems, Inc.  ............................................... 3.8
  (Computers-Hardware)
Mail-Well, Inc.  .................................................... 3.7
  (Specialty Printing)
United Stationers, Inc.  ............................................ 2.8
  (Office Equipment & Supplies)
Creditrust Corp.  ................................................... 2.8
  (Consumer Finance)
NCO Group, Inc.  .................................................... 2.7
  (Services-Commerical & Consumer)
Dura Pharmaceuticals, Inc.  ......................................... 2.7
  (Health Care-Drugs-Generic & Other)

TOP FIVE PURCHASES                                                      COST
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
Mylan Laboratories, Inc.  .......................................... $18,418
Nu Skin Enterprises, Inc. (Class A) ................................. 17,000
Iron Mountain, Inc.  ................................................ 16,042
Computer Horizons Corp.  ............................................ 12,914
Serologicals Corp.  ................................................. 11,788


TOP FIVE SALES                                                      PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
Amfm, Inc.  ........................................................ $64,696
Beckman Coulter, Inc.  .............................................. 36,234
Conseco, Inc.  ...................................................... 36,072
NCO Group, Inc.  .................................................... 31,970
Prison Realty Corp.  ................................................ 30,993

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Broadcasting (TV, Radio & Cable) ....................................... 17%
Services (Commercial & Consumer) ........................................ 10
Insurance (Life & Health) ................................................ 9
Health Care (Major Pharmaceuticals) ...................................... 6
Distributors (Food & Health) ............................................. 5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Credit is another great force in the American economy. For that reason we own NCO Group, a collection agency, and Credit Trust, the leading purchaser of agent credit card receivables.
   From a winning position, Family Golf Centers took too big a swing and hasn't been able to bring the underperforming ice rinks and driving ranges it acquired up to standard. I think they can.
   Broadcasting remains our largest sector. Chancellor Media, our largest holding, is the fastest growing company in this fast-growing industry and Emmis is the cheapest. Both stocks are up as radio is benefiting from a strong U.S. economy and gaining market share from other media.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WEIGHTINGS
AS A PERCENT OF NET ASSETS

COMMON STOCKS
Large:           21%  ($4 Bil. and above)
Medium:           7%  ($1 Bil. - $4 Bil.)
Small:           71%  (Less than $1 Bil.)
Corporate Bonds:  0%
Cash & Other:     1%

   With 70% of its sales in Japan, direct marketer Nu Skin Enterprises should benefit from the Japanese recovery. United Stationers is another great franchise with a low valuation and great growth prospects.
   I choose these stocks not to match a bogey, but for their value and appreciation potential. Consequently, Growth Fund's performance diverges from its peers and the market, and I have hit peaks and valleys. It was not too long ago that we were at a peak. We are working to get back there. No, the past is not predictive, but, SAFECO Growth Fund has historically had very good years following periods of very bad performance.
   Finally, I want you to know I take this position seriously and am committed to outperform. I ask, and thank you, for your patience. I hope to show you the wait will be well worth it.

Thomas M. Maguire
-------------------------------

After completing his MBA at the University of Washington, Thomas M. Maguire joined the company as an equity analyst in 1981 and today is a Vice President. From 1984 to 1989, he co-managed the SAFECO Equity Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO GROWTH FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 99.2%

AIR FREIGHT - 0.2%
       611,800   *+Dynamex, Inc.  ................................... $ 1,759

AUTO PARTS & EQUIPMENT - 0.2%
       592,400   *+Precision Auto Care, Inc.  ......................... 1,814

BANKS (MAJOR REGIONAL) - 0.7%
       308,975   Provident Bankshares Corp.  .......................... 7,184

BIOTECHNOLOGY - 0.3%
       238,400   *CryoLife, Inc.  ..................................... 2,920

BROADCASTING (TV, RADIO & CABLE) - 17.1%
     2,138,500   *Chancellor Media Corp.  ........................... 117,885
     1,156,600   *+Emmis Communications Corp. (Class A) .............. 57,107

CHEMICALS (SPECIALTY) - 0.5%
       505,100   *TETRA Technologies, Inc.  ........................... 4,641

COMMUNICATION EQUIPMENT - 0.9%
       436,900   *Research In Motion, Ltd.  ........................... 8,847

COMPUTERS (HARDWARE) - 4.2%
       166,200   *Equitrac Corp.  ..................................... 3,137
     1,127,528   *+MICROS Systems, Inc.  ............................. 38,336
       128,000   *Optimal Robotics Corp.  ............................. 1,272

COMPUTERS (SOFTWARE & SERVICES) - 4.1%
       842,700   *Aspen Technology, Inc.  ............................. 9,902
       500,641   Autodesk, Inc.  ..................................... 14,800
       210,000   *Cadence Design Systems, Inc.  ....................... 2,678
       159,300   *Cambridge Technology Partners, Inc.  ................ 2,798
       212,700   *Ciber, Inc.  ........................................ 4,068
         7,700   *internet.com Corp.  .................................... 97
       831,700   *+Phoenix International Ltd., Inc.  .................. 5,302
        40,000   *topjobs.net, plc (ADR) ................................ 225
       314,200   *TRO Learning, Inc.  ................................. 1,924

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS) - 0.8%
       250,500   *Action Performance Cos., Inc.  .................... $ 8,267

CONSUMER FINANCE - 4.4%
     1,025,450   *+Creditrust Corp.  ................................. 28,456
       397,535   Doral Financial Corp.  ............................... 6,857
     1,111,200   *+Towne Services, Inc.  .............................. 8,751
       123,900   *+Waterside Capital Corp.  ............................. 852

DISTRIBUTORS (FOOD & HEALTH) - 4.8%
     2,338,900   *Nu Skin Enterprises, Inc. (Class A) ................ 46,632
       607,840   Weider Nutrition International, Inc.  ................ 2,507

ELECTRICAL EQUIPMENT - 0.4%
       398,800   *PCD, Inc.  .......................................... 4,387

ENTERTAINMENT - 0.4%
       121,500   *Championship Auto Racing Teams, Inc.  ............... 3,637

FINANCIAL (DIVERSIFIED) - 0.4%
       461,900   *+BNC Mortgage, Inc.  ................................ 2,887
       439,700   *United Panam Financial Corp.  ....................... 1,429

HEALTH CARE (DIVERSIFIED) - 1.2%
       395,000   *Anesta Corp.  ....................................... 8,073
       373,635   *Emisphere Technologies, Inc.  ....................... 2,639
       320,000   *Synaptic Pharmaceutical Corp.  ...................... 1,520

HEALTH CARE (DRUGS-GENERIC & OTHER) - 3.6%
     2,306,300   *+Dura Pharmaceuticals, Inc.  ....................... 27,531
       609,000   *+Nastech Pharmaceutical Co., Inc.  .................. 2,017
       530,000   *PathoGenesis Corp.  ................................. 7,519

HEALTH CARE (LONG-TERM CARE) - 0.3%
       156,500   *Res-Care, Inc.  ..................................... 3,560

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO GROWTH FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
HEALTH CARE (MAJOR PHARMACEUTICALS) - 5.6%
       745,000   Mylan Laboratories, Inc.  .......................... $19,743
       107,000   *PharmaPrint, Inc.  .................................... 535
     2,420,756   *+Serologicals Corp.  ............................... 19,669
       127,400   *SuperGen, Inc.  ..................................... 1,951
       260,600   Teva Pharmaceutical Industries, Ltd. (ADR) .......... 12,769
       327,500   *Zonagen, Inc.  ...................................... 3,029

HEALTH CARE (MEDICAL PRODUCTS &
SUPPLIES) - 2.2%
       190,200   *Haemonetics Corp.  .................................. 3,816
       514,450   *+Lifeline Systems, Inc.  ............................ 9,903
       886,000   *+PolyMedica Industries, Inc...........................8,860

HEALTH CARE (SPECIALIZED SERVICES) - 1.1%
       282,300   *American Healthcorp, Inc..............................2,347
     1,149,200   *+Prime Medical Services, Inc.  ...................... 8,475

HOUSEWARES - 0.2%
       293,200   *Home Products International, Inc.  .................. 2,492

INSURANCE (LIFE & HEALTH) - 9.4%
     3,162,729   Conseco, Inc.  ...................................... 96,266

LEISURE TIME (PRODUCTS) - 2.1%
       391,000   *+American Coin Merchandising, Inc.  ................. 2,542
     2,452,275   *+Family Golf Centers, Inc.  ........................ 18,852

LODGING (HOTELS) - 1.5%
       622,400   *ResortQuest International, Inc.  .................... 5,135
     1,528,600   *+Suburban Lodges of America, Inc.  .................. 9,840

MACHINERY (DIVERSIFIED) - 0.5%
       669,150   Chart Industries, Inc.  .............................. 5,270
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 2.1%
       418,400   *Nortek, Inc.  ..................................... $13,101
       341,850   *+Recovery Engineering, Inc............................5,811
       138,500   *SurModics, Inc.  .................................... 2,268

MANUFACTURING (SPECIALIZED) - 0.8%
       195,600   *Zomax Optical Media, Inc..............................8,606

OFFICE EQUIPMENT & SUPPLIES - 3.3%
       698,400   *+TRM Copy Centers Corp.  ............................ 4,583
     1,314,100   *United Stationers, Inc.  ........................... 28,910

PERSONAL CARE - 0.6%
       895,000   *+French Fragrances, Inc.  ........................... 6,545

REAL ESTATE INVESTMENT TRUST - 1.1%
     1,115,237   Prison Realty Corp.  ................................ 10,943

RESTAURANTS - 0.5%
       427,100   *+Schlotzsky's, Inc.  ................................ 4,671

RETAIL (DEPARTMENT STORES) - 0.9%
       266,300   *Rainbow Rentals, Inc, ............................... 3,062
       246,000   *Value City Department Stores, Inc.  ................. 3,014
       133,700   *Whitehall Jewellers, Inc.  .......................... 3,568

RETAIL (FOOD CHAINS) - 0.3%
       184,500   *NPC International, Inc.  ............................ 2,837

RETAIL (GENERAL MERCHANDISE) - 0.4%
       422,800   *Central Garden & Pet Co.  ........................... 4,334

RETAIL (HOME SHOPPING) - 0.6%
       714,900   *+Damark International, Inc.  ........................ 5,987

RETAIL (SPECIALTY) - 1.6%
       119,300   *1-800 Contacts, Inc.  ............................... 2,237
       403,200   *+Blue Rhino Corp.  .................................. 3,704
       354,300   *+Funco, Inc.  ....................................... 6,532
       271,000   *+Travis Boats & Motors, Inc...........................3,930

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO GROWTH FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
RETAIL (SPECIALTY-APPAREL) - 1.8%
       479,500   *+Concepts Direct, Inc.  ........................... $ 4,435
       542,213   *+Harold's Stores, Inc.  ............................. 3,524
     1,634,334   *+Stage Stores, Inc.  ............................... 10,623

SERVICES (ADVERTISING/MARKETING) - 0.2%
       483,500   *APAC Teleservices, Inc.  ............................ 1,571

SERVICES (COMMERCIAL & CONSUMER) - 10.3%
       834,400   *Bluegreen Corp.  .................................... 4,485
       679,200   *Compass International Services Corp.  ............... 4,754
       495,600   *FirstService Corp.  ................................. 7,558
       839,900   *+IntelliQuest Information Group, Inc.  .............. 6,299
       565,800   *Iron Mountain, Inc.  ............................... 16,196
       206,000   *Navigant International, Inc...........................1,622
       735,700   *NCO Group, Inc.  ................................... 27,957
       224,400   *Protection One, Inc.  ............................... 1,206
       976,600   *Rent-A-Center, Inc.  ............................... 23,438
       360,700   *Rent-Way, Inc.  ..................................... 8,882
       263,600   SunSource, Inc.  ..................................... 3,410

SERVICES (COMPUTER SYSTEMS) - 0.9%
       682,600   *Computer Horizons Corp.  ............................ 9,428

SERVICES (EMPLOYMENT) - 0.7%
       142,500   *Alternative Resources Corp..............................998
       898,600   *+Hall, Kinion & Associates, Inc.  ................... 6,290

SPECIALTY PRINTING - 3.7%
     2,316,700   *Mail-Well, Inc.  ................................... 37,502
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 1.1%
     1,375,685   *CellStar Corp.  ................................. $  10,834

TELEPHONE - 1.3%
       676,000   *+Innotrac Corp.  ................................... 13,689
                                                                      -------
TOTAL COMMON STOCKS ............................................... 1,015,058
                                                                      -------

CORPORATE BONDS - 0.3%

LEISURE TIME (PRODUCTS) - 0.3%
    $4,700,000   Family Golf Centers, Inc.
                 5.75% due 10/15/04 ................................... 2,990
                                                                      -------
TOTAL CORPORATE BONDS ................................................. 2,990
                                                                      -------
CASH EQUIVALENTS - 0.0%

INVESTMENT COMPANIES
         6,798   SSgA Prime Money Market Portfolio ........................ 7
                                                                      -------
TOTAL CASH EQUIVALENTS .................................................... 7
                                                                      -------
TOTAL INVESTMENTS - 99.5% ......................................... 1,018,055
Other Assets, less Liabilities ........................................ 5,075
                                                                      -------
NET ASSETS ....................................................... $1,023,130
                                                                      -------
                                                                      -------
-----------------------------------------------------------------------------

* Non-income producing security.
+ Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund controls 5% or more of the outstanding voting shares of the company).

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                               SAFECO EQUITY FUND
                                 June 30, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   SAFECO Equity Fund beat its growth and income peer group for the 12 months ended June 30, 1999, was virtually neck and neck for the six months, but lagged during the latest quarter, according to Lipper, Inc.
   Equity Fund was up 20.59% and 10.22% for the 12 and six months just ended versus 14.48% and 10.93% for the peers. In the latest three months, the Fund returned 7.28% compared to 9.04% for the peer group.
                            [PHOTO OF RICH MEAGLEY]

   The S&P 500 returned 7.05% for the quarter, 12.38% for the six months, and 22.76% for latest 12 months.
   Given the Fund's strategy of concentrating on big, blue chip companies, we were even with the S&P, but lagged the peer group for the second quarter.
   Our performance could at best be described as consistent and, at worst, boring. Our poorest performing stock, Washington Mutual, was off just 13.5% during the

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW - NO-LOAD CLASS

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 1999
 1 Year         20.59%
 5 Year         23.68%
10 Year         18.98%

INVESTMENT VALUE

SAFECO EQUITY FUND: $56,841
S&P 500 INDEX: $55,878

               SAFECO
             EQUITY FUND   S&P 500 INDEX
6/30/89        $10,000       $10,000
7/31/89        $10,890       $10,903
8/31/89        $11,064       $11,117
9/30/89        $11,025       $11,071
10/31/89       $11,048       $10,814
11/30/89       $11,124       $11,035
12/31/89       $11,541       $11,300
1/31/90        $10,582       $10,542
2/28/90        $10,682       $10,677
3/31/90        $11,078       $10,960
4/30/90        $10,758       $10,686
5/31/90        $11,797       $11,728
6/30/90        $11,779       $11,649
7/31/90        $11,568       $11,611
8/31/90        $10,346       $10,562
9/30/90        $ 9,842       $10,047
10/31/90       $ 9,632       $10,004
11/30/90       $10,157       $10,650
12/31/90       $10,552       $10,948
1/31/91        $11,093       $11,425
2/28/91        $11,752       $12,242
3/31/91        $12,084       $12,538
4/30/91        $12,331       $12,568
5/31/91        $12,827       $13,111
6/30/91        $12,003       $12,511
7/31/91        $12,809       $13,093
8/31/91        $13,010       $13,404
9/30/91        $12,834       $13,180
10/31/91       $13,043       $13,357
11/30/91       $12,227       $12,818
12/31/91       $13,497       $14,285
1/31/92        $14,300       $14,019
2/28/92        $14,542       $14,201
3/31/92        $13,888       $13,924
4/30/92        $14,004       $14,334
5/31/92        $13,876       $14,404
6/30/92        $12,874       $14,189
7/31/92        $13,400       $14,770
8/31/92        $12,848       $14,467
9/30/92        $12,885       $14,638
10/31/92       $13,507       $14,688
11/30/92       $14,400       $15,187
12/31/92       $14,748       $15,373
1/31/93        $15,236       $15,501
2/28/93        $15,249       $15,712
3/31/93        $16,068       $16,044
4/30/93        $15,701       $15,656
5/31/93        $16,994       $16,074
6/30/93        $17,064       $16,121
7/31/93        $16,832       $16,056
8/31/93        $17,774       $16,664
9/30/93        $18,268       $16,536
10/31/93       $18,749       $16,878
11/30/93       $18,851       $16,718
12/31/93       $19,305       $16,920
1/31/94        $20,462       $17,495
2/28/94        $19,950       $17,021
3/31/94        $19,184       $16,281
4/30/94        $19,802       $16,489
5/31/94        $20,374       $16,758
6/30/94        $19,641       $16,347
7/31/94        $20,143       $16,883
8/31/94        $21,369       $17,574
9/30/94        $21,285       $17,145
10/31/94       $21,683       $17,529
11/30/94       $21,254       $16,891
12/31/94       $21,224       $17,141
1/31/95        $21,379       $17,585
2/28/95        $21,937       $18,269
3/31/95        $22,116       $18,808
4/30/95        $22,709       $19,361
5/31/95        $23,286       $20,147
6/30/95        $23,863       $20,614
7/31/95        $24,240       $21,297
8/31/95        $24,915       $21,350
9/30/95        $25,880       $22,251
10/31/95       $25,558       $22,171
11/30/95       $26,386       $23,142
12/31/95       $26,584       $23,589
1/31/96        $27,296       $24,391
2/28/96        $27,538       $24,617
3/31/96        $27,821       $24,854
4/30/96        $28,413       $25,220
5/31/96        $29,074       $25,869
6/30/96        $29,612       $25,968
7/31/96        $28,476       $24,821
8/31/96        $28,773       $25,345
9/30/96        $30,547       $26,770
10/31/96       $31,530       $27,509
11/30/96       $33,901       $29,586
12/31/96       $33,232       $29,000
1/31/97        $35,154       $30,809
2/28/97        $35,294       $31,053
3/31/97        $33,878       $29,780
4/30/97        $34,862       $31,555
5/31/97        $37,172       $33,473
6/30/97        $38,690       $34,973
7/31/97        $41,309       $37,755
8/31/97        $39,174       $35,641
9/30/97        $40,586       $37,593
10/30/97       $39,293       $36,339
11/30/97       $40,565       $38,020
12/31/97       $41,277       $38,672
1/31/98        $41,910       $39,100
2/28/98        $45,226       $41,918
3/31/98        $46,744       $44,063
4/30/98        $46,829       $44,506
5/31/98        $45,961       $43,742
6/30/98        $47,135       $45,518
7/31/98        $46,584       $45,035
8/31/98        $40,557       $38,530
9/30/98        $43,438       $40,999
10/31/98       $47,291       $44,331
11/30/98       $50,291       $47,016
12/31/98       $51,568       $49,724
1/31/99        $52,389       $51,803
2/28/99        $51,347       $50,191
3/31/99        $52,984       $52,199
4/30/99        $56,297       $54,219
5/31/99        $55,140       $52,940
6/30/99        $56,841       $55,878

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment into a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

latest quarter and no member of our portfolio had "news".
   The market itself was far more interesting. Investor sentiment, not economic or company fundamentals, shifted and market leadership took a turn. Big stocks took a breather (after four years of outperformance), while smaller stocks and more value-oriented stocks moved ahead.
   Our largest seven holdings at the beginning of the quarter-- Microsoft, Johnson & Johnson, Procter & Gamble, General Electric, Fannie Mae, Intel and Merck--all lagged the growth and income peer group and the S&P 500 over the quarter. I am comfortable with these stocks performing poorly on a short-term basis. In fact, it provides buying opportunities for those of us who invest for the long-term.
   It seemed our more value-oriented names outperformed. Praxair, a chemical company, began the second quarter with value characteristics (low price to earnings and price to book ratios) and ended it up 36%. Of our technology stocks Motorola, HP and IBM beat the growthier fellows, Microsoft and Intel.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
Federal National Mortgage Association .............................. 3.4%
  (Financial-Diversified)
Procter & Gamble Co.  ............................................... 3.4
  (Household Products-Non-Durables)
Intel Corp.  ........................................................ 3.4
  (Electronics-Semiconductors)
Abbott Laboratories ................................................. 3.3
  (Health Care-Diversified)
Johnson & Johnson ................................................... 3.3
  (Health Care-Diversified)
Microsoft Corp.  .................................................... 3.2
  (Computers, Software & Services)
Kimberly-Clark Corp.  ............................................... 3.1
  (Household Products-Non-Durables)
General Electric Co.  ............................................... 2.8
  (Electrical Equipment)
Gannett Co., Inc.  .................................................. 2.8
  (Publishing-Newspapers)
Albertson's, Inc.  .................................................. 2.7
  (Retail-Food Chains)

TOP FIVE PURCHASES
(Jan. to June)                                                  COST (000'S)
----------------------------------------------------------------------------
Gannett Co., Inc.  ................................................. $59,092
Emerson Electric Co.  ............................................... 57,969
MCI WorldCom, Inc.  ................................................. 46,677
Procter & Gamble Co.  ............................................... 42,899
Bestfoods ........................................................... 42,827


TOP FIVE SALES                                                      PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
Motorola, Inc.  .................................................... $37,800
Willamette Industries, Inc.  ........................................ 31,258
Chase Manhattan Corp.  .............................................. 24,584
Schlumberger, Ltd.  ................................................. 23,613
American Home Products Corp.  ....................................... 23,032

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Health Care (Diversified) .............................................. 11%
Household Products (Non-Durables) ........................................ 7
Electrical Equipment ..................................................... 6
Financial (Diversified) .................................................. 5
Banks (Major Regional) ................................................... 5
----------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Washington Mutual took a 13.5% tumble. The bank's cost-cutting slowed as did excitement from its recent acquisitions. I still like the company's prospects.
   Ninety percent of our assets are invested in what I believe to be above-average-quality companies in industries with good long-term growth prospects that I can hold for three to five years. The remaining 10% is invested in special situations. These companies might be cyclicals or involved in merger/acquisitions with major cost-cutting potential. They could be restructuring or beginning a product cycle.
   I stayed with what I've done in the past. I added to existing holdings when I liked their price and sold parts of positions when they were on the high side. Much of our add-on activity was in stocks that did not perform well: Abbott Laboratories, Fannie Mae, Intel and Procter & Gamble.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WEIGHTINGS AS A PERCENT OF NET ASSETS
COMMON STOCKS
(1) Large ($4 Bil. and above)             97%
(2) Medium $1 Bil. - $4 Bil.)              0%
(3) Cash and Other                         3%

   I trimmed American Home Products, Citigroup, Dover Corp., and Allied Signal and sold all the Motorola and Willamette Industries when they reached our price objectives. By selling Willamette I decreased our exposure to an industry I think has below-average long-term prospects. I sold 40% of our Lockheed Martin because it continues to struggle and the fixes don't look easy.
   I added MCI Worldcom, which I think is well-positioned in data, voice and internet services. The stock was not cheap, but should MCI deliver the solid performance I expect it too, it will be worth it.
   We ended the period with just about $2.3 billion invested in 46 companies. Turnover in the portfolio remained low and steady, at 32.64% (annualized). And, the character we perceive in portfolio is unchanged: high quality companies with predictable earnings growth.

Richard Meagley
-------------------------------

Rich Meagley joined SAFECO in 1983. After advancing from analyst to Northwest Fund Manager, he left the company. He re-joined in January 1995 as Equity Fund Manager. He holds an MBA from the University of Washington, and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO EQUITY FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 97.3%

AEROSPACE/DEFENSE - 1.1%
       700,000   Lockheed Martin Corp.  ............................. $26,075

BANKS (MAJOR REGIONAL) - 5.1%
       625,000   Bank of America Corp.  .............................. 45,820
     1,125,000   Citigroup, Inc.  .................................... 53,438
       652,200   U.S. Bancorp ........................................ 22,175

BANKS (MONEY CENTER) - 2.5%
       700,000   Chase Manhattan Corp.  .............................. 60,638

BEVERAGES (ALCOHOLIC) - 1.5%
       500,000   Anheuser-Busch Co., Inc.  ........................... 35,469

BEVERAGES (NON-ALCOHOLIC) - 1.9%
     1,200,000   PepsiCo, Inc.  ...................................... 46,425

CHEMICALS - 4.1%
       625,000   Du Pont (E.I.) de Nemours & Co.  .................... 42,695
     1,113,600   Praxair, Inc.  ...................................... 54,497

COMPUTERS (HARDWARE) - 4.7%
       600,000   Hewlett-Packard Co.  ................................ 60,300
       400,000   International Business Machines Corp.  .............. 51,700

COMPUTERS (NETWORKING) - 0.7%
       600,000   *3Com Corp.  ........................................ 16,013

COMPUTERS (SOFTWARE & SERVICES) - 3.2%
       850,000   *Microsoft Corp.  ................................... 76,659

ELECTRICAL EQUIPMENT - 5.5%
     1,000,000   Emerson Electric Co.  ............................... 62,875
       600,000   General Electric Co.  ............................... 67,800

ELECTRONICS (SEMICONDUCTORS) - 3.4%
     1,350,000   Intel Corp.  ........................................ 80,325

ENTERTAINMENT - 1.3%
     1,000,000   The Walt Disney Co.  ................................ 30,813

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 5.4%
       800,000   Federal Home Loan Mortgage Corp.  .................. $46,400
     1,200,000   Federal National Mortgage Association ............... 82,050

FOODS - 2.6%
     1,250,000   Bestfoods ........................................... 61,875

HEALTH CARE (DIVERSIFIED) - 10.9%
     1,750,000   Abbott Laboratories ................................. 79,625
       750,000   American Home Products Corp.  ....................... 43,125
       825,000   Bristol-Myers Squibb Co.  ........................... 58,111
       800,000   Johnson & Johnson ................................... 78,400

HEALTH CARE (MAJOR PHARMACEUTICALS) - 2.5%
       800,000   Merck & Co., Inc.  .................................. 59,200

HOUSEHOLD PRODUCTS (NON-DURABLES) - 6.5%
     1,300,000   Kimberly-Clark Corp.  ............................... 74,100
       900,000   Procter & Gamble Co.  ............................... 80,325

INSURANCE (MULTI-LINE) - 3.3%
       400,000   American International Group, Inc.  ................. 46,825
       550,000   Hartford Financial Services Group, Inc.  ............ 32,072

MANUFACTURING (DIVERSIFIED) - 4.3%
     1,000,000   AlliedSignal, Inc.  ................................. 63,000
     1,138,800   Dover Corp.  ........................................ 39,858

OIL (DOMESTIC INTEGRATED) - 1.7%
       400,000   Mobil Corp.  ........................................ 39,600

OIL (INTERNATIONAL INTEGRATED) - 3.0%
       375,000   Exxon Corp.  ........................................ 28,922
       725,000   Royal Dutch Petroleum Co. (ADR) ..................... 43,681

PERSONAL CARE - 0.9%
       400,000   Avon Products, Inc.  ................................ 22,200

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO EQUITY FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
PUBLISHING (NEWSPAPERS) - 2.8%
       935,000   Gannett Co., Inc.  ................................. $66,736

RAILROADS - 0.7%
       513,700   Burlington Northern Santa Fe Corp.  ................. 15,925

RETAIL (DEPARTMENT STORES) - 2.1%
     1,201,000   May Department Stores Co.  .......................... 49,091

RETAIL (FOOD CHAINS) - 2.7%
     1,267,500   Albertson's, Inc.  .................................. 65,355

RETAIL (GENERAL MERCHANDISE) - 0.9%
       470,000   Wal-Mart Stores, Inc.  .............................. 22,678

SAVINGS & LOANS - 2.6%
     1,750,000   Washington Mutual, Inc.  ............................ 61,906

SERVICES (DATA PROCESSING) - 1.1%
       600,000   Automatic Data Processing, Inc.  .................... 26,400
TELECOMMUNICATIONS (LONG DISTANCE) - 2.1%
       900,000   AT&T Corp.  ......................................... 50,231
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

TELEPHONE - 4.4%
       900,000   Bell Atlantic Corp.  ............................. $  58,838
       550,000   *MCI WorldCom, Inc.  ................................ 47,438

TOBACCO - 1.9%
     1,150,000   Philip Morris Cos., Inc.  ........................... 46,216
                                                                      -------
TOTAL COMMON STOCKS ............................................... 2,323,897
                                                                      -------

COMMERCIAL PAPER - 2.8%

FINANCIAL (DIVERSIFIED) - 2.8%
    67,436,000   Associates First Capital
                 Corp. 5.60%, due 7/01/99 ............................ 67,436
                                                                      -------
TOTAL COMMERCIAL PAPER ............................................... 67,436
                                                                      -------
TOTAL INVESTMENTS - 100.1% ........................................ 2,391,333
Other Assets, less Liabilities ...................................... (3,042)
                                                                      -------
NET ASSETS ....................................................... $2,388,291
                                                                      -------
                                                                      -------
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                               SAFECO INCOME FUND
                                 June 30, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The SAFECO Income Fund returned 5.31% in the second quarter, 1.79% year-to-date and -3.81% for the 12 months ending June 30, 1999. These results trail both the broad averages and the Fund's equity-income peers, which delivered 9.23%, 8.98% and 11.36% for the same respective periods according to Lipper, Inc. I am personally very disappointed in these returns. However, as I look through our portfolio and observe the markets, I see cause for encouragement in a number of areas.
   The best news is that the equity markets, which for the past year have been extremely narrow (a small number of stocks have been responsible for the indexes' gains) are broadening and I expect this to continue. The broadening began in about mid-April as investors became leery of the high valuations of the handful of mega-cap growth stocks that had driven the market indexes higher.
                           [PHOTO OF THOMAS R. RATH]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- NO-LOAD CLASS

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 1999
1 Year                  -3.81%
5 Year                  17.61%
10 Year                 12.35%

INVESTMENT VALUE

SAFECO INCOME FUND: $32,034
S&P 500 INDEX: $55,878

                  SAFECO           S&P 500
                INCOME FUND         INDEX
6/30/89           10,000            10,000
7/31/89           10,604            10,903
8/31/89           10,777            11,117
9/30/89           10,693            11,071
10/31/89          10,290            10,814
11/30/89          10,406            11,035
12/31/89          10,612            11,300
1/31/90           10,076            10,542
2/28/90           10,123            10,677
3/31/90           10,200            10,960
4/30/90            9,817            10,686
5/31/90           10,334            11,728
6/30/90           10,292            11,649
7/31/90           10,108            11,611
8/31/90            9,359            10,562
9/30/90            8,975            10,047
10/31/90           8,758            10,004
11/30/90           9,295            10,650
12/31/90           9,471            10,948
1/31/91            9,840            11,425
2/28/91           10,406            12,242
3/31/91           10,564            12,538
4/30/91           10,679            12,568
5/31/91           11,002            13,111
6/30/91           10,725            12,511
7/31/91           11,030            13,093
8/31/91           11,364            13,404
9/30/91           11,347            13,180
10/31/91          11,465            13,357
11/30/91          10,992            12,818
12/31/91          11,674            14,285
1/31/92           11,763            14,019
2/28/92           11,801            14,201
3/31/92           11,687            13,924
4/30/92           12,029            14,334
5/31/92           12,142            14,404
6/30/92           12,186            14,189
7/31/92           12,639            14,770
8/31/92           12,547            14,467
9/30/92           12,681            14,638
10/31/92          12,447            14,688
11/30/92          12,767            15,187
12/31/92          13,012            15,373
1/31/93           13,296            15,501
2/28/93           13,549            15,712
3/31/93           14,008            16,044
4/30/93           13,817            15,656
5/31/93           14,000            16,074
6/30/93           14,073            16,121
7/31/93           14,000            16,056
8/31/93           14,460            16,664
9/30/93           14,500            16,536
10/31/93          14,752            16,878
11/30/93          14,573            16,718
12/31/93          14,646            16,920
1/31/94           15,124            17,495
2/28/94           14,785            17,021
3/31/94           14,270            16,281
4/30/94           14,437            16,489
5/31/94           14,445            16,758
6/30/94           14,233            16,347
7/31/94           14,673            16,883
8/31/94           15,137            17,574
9/30/94           14,932            17,145
10/31/94          14,906            17,529
11/30/94          14,377            16,891
12/31/94          14,486            17,141
1/31/95           14,853            17,585
2/28/95           15,318            18,269
3/31/95           15,752            18,808
4/30/95           16,088            19,361
5/31/95           16,559            20,147
6/30/95           16,763            20,614
7/31/95           17,417            21,297
8/31/95           17,543            21,350
9/30/95           18,074            22,251
10/31/95          17,875            22,171
11/30/95          18,500            23,142
12/31/95          18,883            23,589
1/31/96           19,487            24,391
2/28/96           19,535            24,617
3/31/96           19,767            24,854
4/30/96           19,844            25,220
5/31/96           20,501            25,869
6/30/96           20,757            25,968
7/31/96           20,173            24,821
8/31/96           20,553            25,345
9/30/96           21,503            26,770
10/31/96          22,298            27,509
11/30/96          23,468            29,586
12/31/96          23,414            29,000
1/31/97           24,334            30,809
2/28/97           24,367            31,053
3/31/97           23,472            29,780
4/30/97           23,796            31,555
5/31/97           25,504            33,473
6/30/97           26,554            34,973
7/31/97           28,005            37,755
8/31/97           27,578            35,641
9/30/97           28,808            37,593
10/30/97          27,857            36,339
11/30/97          28,864            38,020
12/31/97          29,603            38,672
1/31/98           30,074            39,100
2/28/98           31,784            41,918
3/31/98           33,100            44,063
4/30/98           33,349            44,506
5/31/98           32,626            43,742
6/30/98           33,303            45,518
7/31/98           31,862            45,035
8/31/98           26,978            38,530
9/30/98           27,475            40,999
10/31/98          29,128            44,331
11/30/98          30,731            47,016
12/31/98          31,471            49,724
1/31/99           31,941            51,803
2/28/99           29,728            50,191
3/31/99           30,419            52,199
4/30/99           31,515            54,219
5/31/99           31,163            52,940
6/30/99           32,034            55,878

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment into a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   As investors began to recognize the disparities in prices and bought stocks that have some value, a number of our holdings benefited. For instance, in the second quarter, Chancellor Media, a long-term major position in the Fund, and DuPont, a recent addition, both appreciated 17%. Hewlett-Packard climbed 48%. Minnesota Mining and Manufacturing was up 22%, while JC Penney and Kimberly-Clark gained 19 percent. As the market continues to broaden, I expect more of our "cheap" holdings to participate.
   I was more aggressive during the second quarter about reducing or eliminating losing positions. The decision to cut losses is one of the most difficult investment decisions to make. While I still believe that patience is a virtue, I redoubled my scrutiny of companies that stumble or are surrounded by some controversy.
   In that vein, I substantially reduced our position in Prison Realty with the goal of eliminating it from the portfolio. The unraveling of Prison Realty was a significant reason for the underperformance of the Fund year-to-date. Painful as it is to sell the stock at a loss, I believe that the money is better invested elsewhere.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
Merrill Lynch & Co.  ............................................... 4.7%
  7.875%, Cvt.
Chancellor Media Corp.  ............................................. 4.6
  7.00% Cvt. (Broadcasting - TV, Radio & Cable)
Conseco, Inc.  ...................................................... 4.4
  (Insurance - Life & Health)
Finova Group, Inc.  ................................................. 3.6
  (Financial Diversified)
Kimberly-Clark Corp.  ............................................... 2.9
  (Household Products - Non-Durables)
MICROS Systems, Inc.  ............................................... 2.9
  (Computers - Hardware)
GATX Corp.  ......................................................... 2.7
  (Railroads)
American Home Products Corp.  ....................................... 2.7
  (Health Care - Diversified)
GTE Corp.  .......................................................... 2.6
  (Telephone)
Chase Manhattan Corp.  .............................................. 2.5
  (Banks - Money Center)

TOP FIVE PURCHASES                                                      COST
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
Cadence Design Systems, Inc.  ....................................... $8,358
Bristol-Myers Squibb Co.  ............................................ 7,641
Conseco, Inc.  ....................................................... 5,868
Iron Mountain, Inc.  ................................................. 5,406
American Stores Co.  ................................................. 4,662


TOP FIVE SALES                                                      PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
Chancellor Media Corp.  ............................................ $11,537
American Home Products Corp.  ........................................ 8,118
SCI Systems, Inc.  ................................................... 8,021
Exxon Corp.  ......................................................... 7,411
Automatic Data Processing ............................................ 7,270

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Financial (Diversified) ................................................ 10%
Health Care (Diversified) ................................................ 6
Broadcasting (TV, Radio & Cable) ......................................... 6
Real Estate Investment Trust ............................................. 5
Insurance (Life & Health) ................................................ 5

------------------------------------------------------------------

------------------------------------------------------------------

   I established four new positions during the quarter. Two, Bristol-Myers Squibb and Abbott Labs, are in the health care sector, which declined recently as investors rotated out of health care in search of more cyclical earnings. I viewed that as an opportunity to establish long-term positions in strong companies at attractive prices. With the graying of the baby boom generation, I think these can be core holdings for some time.
   The other two newcomers are Cadence Design, which provides electronic design automation software to major semiconductor manufacturers, and Iron Mountain, a document storage services company with high recurring revenues and increasing margins.
   I expanded our position in Merrill Lynch 7 7/8% strypes, a security that is payable with common shares of Ciber, Inc., which is an information technology services company that I think has great potential.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WEIGHTINGS AS A PERCENT OF NET ASSETS

COMMON STOCKS
Large:                 54% ($4 Bil. and above)
Medium:                16% ($1 Bil. - $4 Bil.)
Small:                  9% (Less than $1 Bil.)
Preferred Stocks:      14%
Corporate Bonds:        4%
Cash and Other:         3%

   Conseco was unexplainably flat. We think this very cheap insurance stock will ultimately be valued higher, primarily due to its acquisition of Green Tree Financial and growth of that subsidiary.
   Finova stands to benefit by the attractive warrants it acquired when it bought Sirrom Capital. Sirrom takes warrants of the venture stage companies it makes loans to, some of which are internet companies.
   With corporate earnings accelerating and interest rates holding steady, I see the backdrop for stocks as almost ideal. Still, I remain concerned that large-cap stocks are overpriced and we could see a 10% to 20% correction.
   I continue to manage the Fund using the same fundamental principles that made it a top quartile fund just one year ago. I look for quality companies that have dominant market positions, growing revenues and earnings, and reasonable valuations. I believe that our adherence to these criteria will ultimately be rewarded. I look forward to being able to report much improved results to you in future quarters.

Thomas Rath
-------------------------------

In addition to being an equity and convertible securities portfolio manager at SAFECO, Rath has been an analyst and portfolio manager at First Interstate Bank and a principal at Meridian Capital Management. He holds an MBA from the University of Washington and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO INCOME FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 78.7%

AEROSPACE/DEFENSE - 1.6%
       155,000   Lockheed Martin Corp.  ............................. $ 5,774

BANKS (MAJOR REGIONAL) - 2.1%
        99,111   Bank of America Corp.  ............................... 7,266

BANKS (MONEY CENTER) - 2.5%
       100,000   Chase Manhattan Corp.  ............................... 8,663

BEVERAGES (NON-ALCOHOLIC) - 2.3%
       210,000   PepsiCo, Inc.  ....................................... 8,124

BROADCASTING (TV, RADIO & CABLE) - 1.0%
        68,300   *Emmis Communications Corp. (Class A) ................ 3,372

CHEMICALS - 1.4%
        70,000   Du Pont (E.I.) de Nemours Co...........................4,782

COMPUTERS (HARDWARE) - 4.0%
        38,500   Hewlett-Packard Co.  ................................. 3,869
       298,800   *MICROS Systems, Inc.  .............................. 10,159

COMPUTERS (PERIPHERALS) - 0.9%
       127,200   *Quantum Corp.  ...................................... 3,069

COMPUTERS (SOFTWARE & SERVICES) - 1.6%
       437,000   *Cadence Design Systems, Inc.  ....................... 5,572

ELECTRIC COMPANIES - 3.7%
       250,000   NIPSCO Industries, Inc.  ............................. 6,453
       454,700   USEC, Inc.  .......................................... 6,764

ELECTRICAL EQUIPMENT - 1.9%
        60,000   General Electric Co.  ................................ 6,780

FINANCIAL (DIVERSIFIED) - 5.1%
        80,000   Federal National Mortgage Association ................ 5,470
       238,760   Finova Group, Inc.  ................................. 12,565

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

FOODS - 0.8%
       110,000   ConAgra, Inc.  ..................................... $ 2,929

HEALTH CARE (DIVERSIFIED) - 6.1%
        80,000   Abbott Laboratories .................................. 3,640
       167,000   American Home Products Corp.  ........................ 9,603
       120,000   Bristol-Myers Squibb Co.  ............................ 8,453

HEALTH CARE (DRUGS-GENERIC & OTHER) - 1.1%
        67,000   Pharmacia & Upjohn, Inc.  ............................ 3,806

HEALTH CARE (MAJOR PHARMACEUTICALS) - 1.9%
        90,000   Merck & Co., Inc.  ................................... 6,660

HEALTH CARE (MEDICAL PRODUCTS &
SUPPLIES) - 0.4%
        28,700   Beckman Coulter, Inc.  ............................... 1,396

HOUSEHOLD PRODUCTS (NON-DURABLES) - 2.9%
       180,000   Kimberly-Clark Corp.  ............................... 10,260

INSURANCE (LIFE & HEALTH) - 4.4%
       510,000   Conseco, Inc.  ...................................... 15,523

INSURANCE (MULTI-LINE) - 1.2%
        75,000   Hartford Financial Services Group, Inc.  ............. 4,373

LEISURE TIME (PRODUCTS) - 0.3%
       144,400   *Family Golf Centers, Inc.  .......................... 1,110

LODGING (HOTELS) - 0.6%
       320,000   *Suburban Lodges of America, Inc.  ................... 2,060

MANUFACTURING (DIVERSIFIED) - 2.0%
        80,000   Minnesota Mining & Manufacturing Co.  ................ 6,955

OIL (DOMESTIC INTEGRATED) - 2.3%
        81,000   Mobil Corp.  ......................................... 8,019

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO INCOME FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
OIL (INTERNATIONAL INTEGRATED) - 4.1%
       100,000   Royal Dutch Petroleum Co. (ADR) .................... $ 6,025
       135,000   Texaco, Inc.  ........................................ 8,438

RAILROADS - 2.7%
       252,868   GATX Corp.  .......................................... 9,625

REAL ESTATE INVESTMENT TRUST - 5.0%
       100,000   Equity Residential Properties Trust .................. 4,506
       205,000   First Industrial Realty Trust, Inc.  ................. 5,625
       185,000   Liberty Property Trust ............................... 4,602
       307,700   Prison Realty Corp.  ................................. 3,019

RETAIL (DEPARTMENT STORES) - 2.0%
       145,000   J.C. Penney Co., Inc.  ............................... 7,042

RETAIL (FOOD CHAINS) - 2.2%
       148,050   Albertson's, Inc.  ................................... 7,634

SAVINGS & LOANS - 1.7%
       171,000   Washington Mutual, Inc.  ............................. 6,049

SERVICES (COMMERCIAL & CONSUMER) - 1.9%
        37,300   Central Parking Corp.  ............................... 1,278
       190,700   *Iron Mountain, Inc.  ................................ 5,459

SERVICES (DATA PROCESSING) - 1.1%
        90,000   Automatic Data Processing, Inc.  ..................... 3,960

TELEPHONE - 2.6%
       120,000   GTE Corp.  ........................................... 9,090

TOBACCO - 1.1%
        93,000   Philip Morris Cos., Inc.  ............................ 3,737

WASTE MANAGEMENT - 2.3%
       273,200   Landauer, Inc.  ...................................... 8,059
                                                                       ------
TOTAL COMMON STOCKS ................................................. 277,615
                                                                       ------
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

PREFERRED STOCKS - 14.1%

BROADCASTING (TV, RADIO & CABLE) - 4.6%
       106,000   Chancellor Media Corp.
                 7.00% Convertible .................................. $16,284

FINANCIAL (DIVERSIFIED) - 4.7%
       397,400   Merrill Lynch & Co.
                 7.875% Convertible .................................. 16,691

INSURANCE (LIFE & HEALTH) - 0.5%
        46,300   Conseco Financial Trust Series F
                 7.00%, due 2/16/01 ................................... 1,861

REAL ESTATE INVESTMENT TRUST - 0.3%
        68,900   Prison Realty Trust, Inc.
                 8.00% Series A ....................................... 1,081

SERVICES (COMMERCIAL & CONSUMER) - 1.8%
       311,200   Central Parking
                 5.25% Convertible .................................... 6,263

TELEPHONE - 2.1%
        98,000   Salomon, Inc. 6.25% Exchangeable Convertible to Cincinnati
                 Bell, Inc.  .......................................... 7,546
                                                                       ------
TOTAL PREFERRED STOCKS ............................................... 49,726
                                                                       ------

CORPORATE BONDS - 4.2%

COMPUTERS (PERIPHERALS) - 1.2%
    $4,500,000   Quantum Corp.
                 7.00%, due 8/01/04 ................................... 4,230

HEALTH CARE (DRUGS-GENERIC & OTHER) - 1.0%
     2,500,000   ALZA Corp.
                 5.00%, due 5/01/06 ................................... 3,415

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO INCOME FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
LEISURE TIME (PRODUCTS) - 2.1%
    11,500,000   #Family Golf Centers, Inc.
                 (144A)
                 5.75%, due 10/15/04 (acquired 10/10/97) ............ $ 7,317
                                                                       ------
TOTAL CORPORATE BONDS ................................................ 14,962
                                                                       ------

CASH EQUIVALENTS - 1.9%

INVESTMENT COMPANIES
     6,809,941   SSgA Prime Money Market Portfolio .................... 6,810
                                                                       ------
TOTAL CASH EQUIVALENTS ................................................ 6,810
                                                                       ------
TOTAL INVESTMENTS - 98.9% ........................................... 349,113
Other Assets, less Liabilities ........................................ 3,807
                                                                       ------
NET ASSETS ......................................................... $352,920
                                                                       ------
                                                                       ------
-----------------------------------------------------------------------------

* Non-income producing security.
# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". The total cost of such securities is $11,552,316 and total value is 2.1% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                             SAFECO NORTHWEST FUND
                                 June 30, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   SAFECO Northwest Fund outpaced its growth fund peers and the S&P 500 over the quarter and six months ended June 30, returning 14.84% and 18.27%, respectively, while the average growth fund returned 7.07% and 11.65% according to Lipper, Inc. The S&P 500 returned 7.05% and 12.38% for the respective periods.
   For the latest 12 months, the Fund was up 13.92%, while the peers returned 18.87% and the S&P gained 22.76%.
                         [PHOTO OF WILLIAM B. WHITLOW]

   Northwest stocks have flourished over the last nine months as the market anticipates renewed growth in Asian economies. In fact, the export companies that hurt us so badly last year have helped us year-to-date.
   However, because we had a position of size, it was a Seattle-based biotech that develops vaccines that made the biggest contribution to our portfolio over the quarter. Corixa is gaining investor visibility through partnerships and acquisitions.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- NO-LOAD CLASS

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 1999
1 Year                 13.92%
5 Year                 17.24%
Since Inception*       13.69%

* The Funds inception was February 7, 1991. Graph and average annual return comparison begins February 28, 1991.

INVESTMENT VALUE

SAFECO NORTHWEST FUND: $29,136
S&P 500 INDEX: $45,645
WM GROUP NW 50 INDEX: $46,046

                   SAFECO NORTHWEST          S&P 500            WM GROUP NW 50
                         FUND                 INDEX                 INDEX
2/28/91                 10,000               10,000                 10,000
3/31/91                 10,295               10,242                 10,409
4/30/91                 10,596               10,267                 10,666
5/31/91                 10,958               10,710                 11,305
6/30/91                 10,317               10,220                 10,552
7/31/91                 10,932               10,696                 11,063
8/31/91                 11,386               10,949                 11,510
9/30/91                 11,106               10,766                 11,292
10/31/91                10,995               10,911                 11,285
11/30/91                10,318               10,471                 10,836
12/31/91                11,573               11,669                 12,133
1/31/92                 12,072               11,452                 12,767
2/28/92                 12,459               11,601                 12,958
3/31/92                 12,185               11,375                 12,545
4/30/92                 11,757               11,709                 11,973
5/31/92                 11,879               11,766                 11,865
6/30/92                 11,504               11,591                 11,450
7/31/92                 11,770               12,065                 11,567
8/31/92                 11,453               11,818                 11,250
9/30/92                 11,931               11,957                 11,693
10/31/92                12,329               11,998                 12,156
11/30/92                12,850               12,406                 12,701
12/31/92                13,202               12,558                 12,725
1/31/93                 13,255               12,663                 12,821
2/28/93                 12,605               12,835                 12,420
3/31/93                 13,098               13,106                 12,932
4/30/93                 12,563               12,789                 12,641
5/31/93                 12,836               13,130                 12,953
6/30/93                 12,715               13,169                 12,675
7/31/93                 12,610               13,116                 12,220
8/31/93                 12,967               13,612                 12,721
9/30/93                 12,957               13,508                 12,434
10/31/93                13,125               13,787                 12,881
11/30/93                13,177               13,656                 13,158
12/31/93                13,338               13,821                 13,334
1/31/94                 13,574               14,291                 13,737
2/28/94                 13,917               13,904                 13,941
3/31/94                 13,328               13,299                 13,449
4/30/94                 13,295               13,470                 13,409
5/31/94                 13,499               13,689                 13,611
6/30/94                 13,154               13,354                 13,198
7/31/94                 13,347               13,792                 13,300
8/31/94                 13,948               14,356                 14,068
9/30/94                 13,629               14,005                 13,530
10/31/94                13,499               14,319                 13,449
11/30/94                13,163               13,798                 13,209
12/31/94                13,131               14,002                 13,281
1/31/95                 13,293               14,365                 13,224
2/28/95                 13,629               14,924                 13,668
3/31/95                 14,084               15,364                 14,102
4/30/95                 14,269               15,816                 14,526
5/31/95                 14,485               16,458                 14,528
6/30/95                 15,201               16,840                 15,409
7/31/95                 15,992               17,397                 15,993
8/31/95                 16,133               17,440                 16,299
9/30/95                 16,220               18,176                 16,897
10/31/95                16,029               18,111                 16,507
11/30/95                15,995               18,904                 16,753
12/31/95                15,780               19,269                 16,957
1/31/96                 15,930               19,924                 17,518
2/28/96                 16,415               20,110                 17,921
3/31/96                 17,409               20,303                 17,826
4/30/96                 17,882               20,602                 18,898
5/31/96                 18,183               21,132                 19,204
6/30/96                 17,803               21,213                 19,123
7/31/96                 16,960               20,276                 18,188
8/31/96                 17,504               20,704                 19,088
9/30/96                 17,778               21,868                 19,583
10/31/96                17,327               22,471                 19,446
11/30/96                18,088               24,168                 20,852
12/31/96                18,153               23,689                 21,348
1/31/97                 19,468               25,168                 22,302
2/28/97                 19,482               25,366                 22,719
3/31/97                 18,656               24,326                 22,097
4/30/97                 19,327               25,776                 23,084
5/31/97                 20,617               27,343                 24,975
6/30/97                 21,804               28,568                 26,156
7/31/97                 23,674               30,841                 28,542
8/31/97                 23,055               29,115                 27,620
9/30/97                 24,204               30,709                 29,553
10/30/97                23,069               29,685                 27,603
11/30/97                24,074               31,058                 29,281
12/31/97                23,802               31,591                 28,622
1/31/98                 23,582               31,940                 28,511
2/28/98                 26,003               34,242                 31,422
3/31/98                 26,333               35,994                 32,920
4/30/98                 26,979               36,356                 32,795
5/31/98                 25,012               35,732                 31,211
6/30/98                 25,576               37,183                 33,162
7/31/98                 24,009               36,788                 31,136
8/31/98                 19,237               31,475                 26,170
9/30/98                 20,351               33,491                 27,402
10/31/98                21,630               36,213                 30,458
11/30/98                23,472               38,407                 33,939
12/31/98                24,635               40,619                 38,022
1/31/99                 26,107               42,316                 39,949
2/28/99                 25,093               41,000                 39,386
3/31/99                 25,370               42,640                 42,175
4/30/99                 25,941               44,291                 43,883
5/31/99                 27,107               43,245                 43,975
6/30/99                 29,136               45,645                 46,046

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment into a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Helping us continue to outperform is our heavy weighting in technology stocks. One aspect of my strategy regarding technology stocks is to buy companies that enable internet use, such as Microsoft, Intel, F5 Networks and telecommunications providers.
   F5 Networks is a company that went public on June 4 with a software product that improves internet efficiency. We sold our initial investment in F5 after it spiked 310%, but are retaining the rest at a 2.0% position. Visio and Hewlett-Packard, other members of our core technology pack, were other big contributors during the latest quarter.

   I reduced my position in three of our telecommunications holdings after they'd done very well. Nextlink, a local exchange carrier that had gained 162% in the first half of '99; Western Wireless of Issaquah, which was up 128% and Western's spin-off, Voice Stream.
   Microsoft--the largest company in terms of market value in the world, not just the Northwest--took a breather during the quarter. Microsoft now comprises 62% of the value of our universe of publicly-traded Northwest Companies.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
Microsoft Corp.  ................................................... 6.8%
  (Computers - Software & Services)
Visio Corp.  ........................................................ 4.7
  (Computers - Software & Services)
Costco Companies, Inc.  ............................................. 4.6
  (Retail - General Merchandise)
Intel Corp.  ........................................................ 3.7
  (Electronics - Semiconductors)
Hewlett-Packard Co.  ................................................ 3.6
  (Computers - Hardware)
Starbucks Corp.  .................................................... 3.5
  (Restaurants)
Albertson's, Inc.  .................................................. 3.4
  (Retail Food Chains)
Schnitzer Steel Industrial, Inc.  ................................... 3.4
  (Iron & Steel)
Corixa Corp.  ....................................................... 3.3
  (Biotechnology)
Washington Mutual, Inc.  ............................................ 3.2
  (Savings & Loans)

TOP FIVE PURCHASES                                                      COST
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
Mylan Laboratories, Inc.  ........................................... $2,388
Visio Corp.  ......................................................... 2,346
Western Wireless Corp. (Class A) ..................................... 1,814
Assisted Living Concepts, Inc.  ...................................... 1,706
Northwest Airlines Corp.  ............................................ 1,239


TOP FIVE SALES                                                      PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
Eagle Hardware & Garden, Inc.  ...................................... $3,420
Weyerhaeuser Co.  .................................................... 2,444
Starbucks Corp.  ..................................................... 2,113
Microsoft Corp.  ..................................................... 1,808
Boeing Co.  .......................................................... 1,736

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Computers (Software & Services) ........................................ 15%
Health Care (Major Pharmaceuticals) ...................................... 5
Banks (Major Regional) ................................................... 5
Health Care (Medical Products & Supplies) ................................ 4
Savings & Loans .......................................................... 4

------------------------------------------------------------------
------------------------------------------------------------------

   Conversely, Boeing is becoming less a part of the Northwest economy and it's on the downside of its commercial aircraft cycle. We don't own it.
   My overriding strategy is to buy and hold core growth stocks. Washington Mutual, Microsoft, Costco, Starbucks and Expeditors International are stocks I intend to keep in our portfolio, despite the vagaries of their short-term performance. I'll cut their position size and take profits when these stocks are trading richly; and I will add more shares when a fall from grace drops them into our buy range.
   I've overweighted the Fund with technology and export-related businesses, which I believe are the true long-term drivers of the Northwest economy.
   I also try to take advantage of cyclical and sector opportunities as they appear. Schnitzer Steel and Northwest Airlines are examples of two special opportunities we're involved in because of their sensitivity to the unfolding Asian recovery.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WEIGHTINGS
AS A PERCENT OF NET ASSETS

COMMON STOCKS

Large:  36%     ($4 Bil. and above)
Medium: 18%     ($1 Bil. - $4 Bil.)
Small:  46%     (Less than $1 Bil.)

   After the Asia crisis virtually scrapped Schnitzer Steel, I kept the stock as a value play. Schnitzer has roughly half the West Coast market for scrap steel with 30% of its business in Asia. Indeed, Schnitzer has come back nicely with Asia.
   Having concluded that Asia is improving, I initiated our position in Northwest Airlines, which derives about one-third of its business from Asia. Expeditors gives us Asian exposure as well. A high percentage of the freight it moves originates or terminates in the Pacific Rim.
   We expect growth in the Northwest economy, slowed by Boeing employment reductions, to parallel the national economy through 2000. After that we expect our regional economy fueled by our Far East ties and our edge on technology to break away.

William B. Whitlow
-------------------------------

William B. Whitlow began his career at SAFECO in 1976 and left in 1980. Before re-joining SAFECO in April 1997 as Northwest Fund Manager, he was Director of Research at Pacific Crest Securities. He holds a BA in chemistry from the U. of Colorado and an MBA from the U. of Calif. at Berkeley. He is a CFA and a member of the Washington State Governor's Council of Economic Advisors.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO NORTHWEST FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 98.6%

AIR FREIGHT - 3.0%
        81,000   Expeditors International of Washington, Inc.  ....... $2,207

AIRLINES - 1.7%
        38,000   *Northwest Airlines Corp.  ........................... 1,235

BANKS (MAJOR REGIONAL) - 4.5%
        63,000   U.S. Bancorp ......................................... 2,142
        68,000   West Coast Bancorp, Inc.  ............................ 1,190

BANKS (REGIONAL) - 2.0%
        78,000   Heritage Financial Corp.  .............................. 668
        79,000   Washington Banking Co.  ................................ 830

BIOTECHNOLOGY - 3.3%
       139,000   *Corixa Corp.  ....................................... 2,476

BUILDING MATERIALS - 3.2%
        77,000   TJ International, Inc.  .............................. 2,387

CHEMICALS (DIVERSIFIED) - 3.0%
       139,500   Penford Corp.  ....................................... 2,267

COMPUTERS (HARDWARE) - 4.2%
        19,200   *Apex, Inc.  ........................................... 394
        27,000   Hewlett-Packard Co.  ................................. 2,714

COMPUTERS (SOFTWARE & SERVICES) - 14.9%
        36,000   *F5 Networks, Inc.  .................................. 1,476
        56,000   *Microsoft Corp.  .................................... 5,051
        49,000   *ONYX Software Corp.  ................................ 1,060
        93,000   *Visio Corp.  ........................................ 3,540

ELECTRONICS (SEMICONDUCTORS) - 3.7%
        46,000   Intel Corp.  ......................................... 2,737

ENGINEERING & CONSTRUCTION - 2.0%
       145,000   *Morrison Knudsen Corp.  ............................. 1,495

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

HEALTH CARE (DIVERSIFIED) - 1.8%
        23,000   American Home Products Corp.  ....................... $1,323

HEALTH CARE (DRUGS-GENERIC & OTHER) - 1.5%
        77,000   *PathoGenesis Corp.  ................................. 1,092

HEALTH CARE (LONG-TERM CARE) - 3.2%
       280,000   *Assisted Living Concepts, Inc. (Illiquid) ............. 805
       157,000   *Emeritus Corp.  ..................................... 1,550

HEALTH CARE (MAJOR PHARMACEUTICALS) - 4.6%
        85,000   Mylan Laboratories, Inc.  ............................ 2,253
       151,000   *Penwest Pharmaceuticals Co.  ........................ 1,208

HEALTH CARE (MEDICAL PRODUCTS &
SUPPLIES) - 4.3%
       232,000   *Protocol Systems, Inc.  ............................. 2,016
        72,000   *SonoSite, Inc.  ..................................... 1,224

INSURANCE (LIFE & HEALTH) - 3.0%
        76,000   *StanCorp Financial Group, Inc.  ..................... 2,280

IRON & STEEL - 3.4%
       112,000   Schnitzer Steel Industries, Inc.  2,513

LEISURE TIME (PRODUCTS) - 2.9%
       146,100   *Ambassadors International, Inc.  .................... 2,173

LODGING (HOTELS) - 1.9%
       167,800   *Cavanaughs Hospitality Corp.  ....................... 1,416

RESTAURANTS - 3.5%
        70,400   *Starbucks Corp.  .................................... 2,644

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO NORTHWEST FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
RETAIL (FOOD CHAINS) - 6.6%
        49,120   Albertson's, Inc.  .................................. $2,533
        86,000   Kroger Co.  .......................................... 2,403

RETAIL (GENERAL MERCHANDISE) - 3.7%
        35,000   *Costco Companies, Inc.  ............................. 2,802

SAVINGS & LOANS - 4.2%
        64,000   Riverview Bancorp, Inc.  ............................... 720
        68,500   Washington Mutual, Inc.  ............................. 2,423

SERVICES (DATA PROCESSING) - 2.8%
       250,000   *ARIS Corp.  ......................................... 2,078

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 3.0%
        43,000   *VoiceStream Wireless Corp.  ......................... 1,223
        37,000   *Western Wireless Corp. (Class A) ...................... 999

TELEPHONE - 2.9%
        29,000   *NEXTLINK Communications, Inc. (Class A) ............. 2,157
                                                                        -----
TOTAL COMMON STOCKS .................................................. 73,701
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

CASH EQUIVALENTS - 0.6%

INVESTMENT COMPANIES
       411,194   SSgA Prime Money Market Portfolio ................... $  411
                                                                        -----
TOTAL CASH EQUIVALENTS .................................................. 411
                                                                        -----
TOTAL INVESTMENTS - 99.1% ............................................ 74,112
Other Assets, less Liabilities .......................................... 648
                                                                        -----
NET ASSETS .......................................................... $74,760
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                        SAFECO INTERNATIONAL STOCK FUND
                                 June 30, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The SAFECO International Stock Fund returned 3.27% for the quarter ended June 30, 1999, compared to the EAFE Index return of 2.19%. For the six months and latest year, the Fund returned 5.63% and 4.05%, respectively, while the EAFE Index returned 3.24% and 6.05%. Lipper, Inc., reported average returns for international funds of 5.61%, 7.38% and 4.83% for the respective quarter, six and 12 months.
   Our overweighting in telecommunications made the greatest contribution to performance and helped the Fund outperform the EAFE over the latest quarter. That we lag over the 12-month period is due to our overweighting in the UK which has under-performed the index and the inclusion of the third quarter of '98, in which our financial stocks were hard hit by the Russian debt crisis.
   Telecom stocks have benefited by explosive growth in mobile phone and internet usage across the globe. Merger and acquisitions have been beneficial for investors as well. German-quoted Mannesmann made the largest

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- NO-LOAD CLASS

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 1999
1 Year               4.05%
Since Inception*    11.30%

* Graph and average annual return comparison begins
January 31, 1996, inception date of the fund.

INVESTMENT VALUE

SAFECO INTERNATIONAL FUND: $14,414
EAFE INDEX: $13,007

                      SAFECO
                  INTERNATIONAL              EAFE
                       FUND                  INDEX
1/31/96               10,000                 10,000
2/28/96                9,940                 10,034
3/31/96               10,040                 10,247
4/30/96               10,290                 10,545
5/31/96               10,250                 10,351
6/30/96               10,240                 10,409
7/31/96                9,840                 10,105
8/31/96               10,240                 10,127
9/30/96               10,454                 10,396
10/31/96              10,585                 10,290
11/30/96              11,249                 10,699
12/31/96              11,423                 10,561
1/30/97               11,382                 10,192
2/28/97               11,534                 10,358
3/31/97               11,463                 10,396
4/30/97               11,514                 10,451
5/31/97               12,050                 11,131
6/30/97               12,414                 11,731
7/31/97               12,850                 11,907
8/31/97               11,747                 11,004
9/30/97               12,556                 11,607
10/30/97              11,514                 10,700
11/30/97              11,585                 10,577
12/31/97              11,943                 10,656
1/31/98               12,203                 11,130
2/28/98               13,013                 11,829
3/31/98               13,521                 12,179
4/30/98               13,594                 12,261
5/31/98               13,718                 12,187
6/30/98               13,854                 12,265
7/31/98               14,010                 12,375
8/31/98               12,181                 10,827
9/30/98               11,445                 10,480
10/31/98              12,317                 11,557
11/30/98              13,272                 12,135
12/31/98              13,646                 12,599
1/31/99               13,677                 12,547
2/28/99               13,594                 12,233
3/31/99               13,958                 12,728
4/30/99               14,633                 13,229
5/31/99               13,916                 12,533
6/30/99               14,414                 13,007

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment into a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------

------------------------------------------------------------------

single contribution to performance as acquisitions increased the value of its network.
   Japanese stocks -- across a variety of themes -- were strong contributors to the portfolio. Japan has been the best performer among the world's major equity markets so far this year. Through June 30, The Nikkei 225 Index was ahead by almost 19%. (Sixteen percent of our net assets are invested here.)
   Japanese companies in the technological innovation theme were significant contributors. Canon unveiled positive earnings news and announced an alliance with Toshiba to develop flat panel TV screens. Murata Manufacturing overcame disappointing earnings with a stronger than anticipated order book. And, investor sentiment toward Sony was bolstered by restructuring plans and anticipation for Playstation II.
   A portion of the portfolio's Japanese exposure was hedged during the quarter and this added further value to the portfolio.
   A number of stocks in the health care needs theme did not fare well as investors abandoned them for shares in cyclical companies. While the health care sector sold off in general, Takeda Chemical did not. The Japanese-quoted company released better-

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                               PERCENT OF
TOP TEN HOLDINGS                                               NET ASSETS
-------------------------------------------------------------------------
ING Group NV ....................................................... 3.0%
  (Banks - Foreign)
Vivendi ............................................................. 2.6
  (Services - Commercial & Consummer)
Axa ................................................................. 2.0
  (Insurance - Multi-Line)
USB AG .............................................................. 2.0
  (Banks - Foreign)
Glaxo Wellcome, plc ................................................. 2.0
  (Health Care - Major Pharmaceuticals)
Sony Corp.  ......................................................... 1.9
  (Electrical Equipment)
Allied Zurich, plc .................................................. 1.9
  (Tobacco)
Prudential Corp., plc ............................................... 1.8
  (Insurance - Multi-Line)
Takeda Chemical Industries .......................................... 1.7
  (Health Care - Major Pharmaceuticals)
Canon, Inc.  ........................................................ 1.7
  (Office Equipment & Suppies)

                                                                  PERCENT OF
TOP FIVE COUNTRIES                                                NET ASSETS
----------------------------------------------------------------------------
United Kingdom ......................................................... 30%
Japan ................................................................... 16
Switzerland ............................................................. 10
Germany .................................................................. 9
Netherlands .............................................................. 9


TOP FIVE PURCHASES                                                      COST
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
ING Group NV .......................................................... $325
Vivendi ................................................................ 318
Prudential Corp., plc .................................................. 310
Glaxo Wellcome, plc .................................................... 305
Telecom Italia SpA ..................................................... 241

TOP FIVE SALES                                                      PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
Takeda Chemical Industries ............................................ $173
Telecom Italia SpA ..................................................... 137
Mobil Communications Network, Inc.  .................................... 113
Safeway, plc ........................................................... 106
Dai Nippon Printing ..................................................... 98

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

than-expected profits and announced the sale of its less profitable agri-chemicals business.
   Insurance companies generally underperformed during the quarter because of concern about rising U.S. interest rates and the negative impact this would have on their bond portfolios.
   In the markets, European equities were helped by a buoyant Wall Street and a half percent cut in interest rates by the European Central Bank. In the UK, where 30.3% percent of the Fund's net assets are invested, the Bank of England was credited for creating a "soft landing" for the economy. The Bank cut interest rates 2 3/4% in the last nine months.
   With massive public sector stimulus, the Japanese equity market outperformed in the first half of 1999. International investors, particularly Americans, continue to build up their weightings in the market, adding to the positive sentiment. However, positive earnings news does not mean economic growth has materially improved. It means the better quality companies have started to rebuild margins from very depressed levels. We believe Japan truly is a stock-picker's market.
   While there is no doubt the acute crisis in Southeast Asia is over, we do not believe the structural weakness exposed by it has been fully corrected. We remain extremely cautious about investing in the region.
   In Europe, we think the euro is increasing competition and are attempting to identify companies that can significantly grow earnings in the single-currency environment. We believe that companies in the telecom (14.2% of net assets), pharmaceutical (8.5% of net assets) and financial service sectors (17.6% of net assets) are most likely to benefit by the single currency and we have positioned the portfolio accordingly.

Bank of Ireland
Asset Management (U.S.) Limited
-------------------------------

The Bank of Ireland Asset Management (U.S.) Limited (BIAM) investment committee is comprised of senior analysts and economists and headed by the company's chief financial officer. BIAM has managed international equities since 1966 and began managing U.S. funds in 1989.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                        SAFECO INTERNATIONAL STOCK FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 97.1%
AUSTRALIA - 5.0%
         2,205   Brambles Industries, Ltd.  ........................... $  58
                   SERVICES (COMMERCIAL & CONSUMER)
        25,650   National Australia Bank, Ltd.  ......................... 425
                   BANKS (FOREIGN)
        61,519   News Corp., Ltd.  ...................................... 525
                   PUBLISHING
        50,418   Telstra Corp., Ltd.  ................................... 289
                   TELEPHONE
        23,227   Westpac Banking Corp., Ltd.  ........................... 151
                   BANKS (FOREIGN)

DENMARK - 0.5%
         2,820   Tele Danmark AS-B ...................................... 139
                   TELEPHONE

FRANCE - 8.3%
         2,463   Alcatel ................................................ 347
                   TELEPHONE
         4,545   Axa .................................................... 555
                   INSURANCE (MULTI-LINE)
         3,705   Compagnie Generale des Etablissements Michelin ......... 152
                   AUTO PARTS & EQUIPMENT
         4,240   Total SA ............................................... 547
                   OIL (INTERNATIONAL INTEGRATED)
         9,904   Vivendi ................................................ 803
                   SERVICES (COMMERCIAL & CONSUMER)

GERMANY - 9.3%
         4,670   Bayerische HypoVereinsbank AG 304
                   BANKS (FOREIGN)
           397   Bayerische Motoren Werke AG ............................ 273
                   AUTOMOBILES
         9,455   Hoescht AG ............................................. 428
                   CHEMICALS
         8,125   Mannesmann AG ........................................ 1,213
                   TELEPHONE
         5,815   VEBA AG ................................................ 342
                   ELECTRIC COMPANIES
           283   Viag AG ................................................ 134
                   MANUFACTURING (DIVERSIFIED)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

HONG KONG - 0.6%
         4,400   HSBC Holdings, plc .................................... $160
                   BANKS (FOREIGN)

ITALY - 2.7%
        27,595   Ente Nazionale Idrocarburi SpA ......................... 165
                   OIL (INTERNATIONAL INTEGRATED)
        60,030   Telecom Italia SpA ..................................... 624
                   TELEPHONE

JAPAN - 15.5%
        23,000   Canon, Inc.  ........................................... 662
                   OFFICE EQUIPMENT & SUPPLIES
         7,000   Fuji Photo Film Co.  ................................... 265
                   OFFICE EQUIPMENT & SUPPLIES
         6,000   Honda Motor Co., Ltd.  ................................. 254
                   AUTOMOBILES
        13,000   Kao Corp.  ............................................. 365
                   PERSONAL CARE
           600   Keyence Corp.  ......................................... 105
                   ELECTRICAL EQUIPMENT
         6,000   Murata Manufacturing Co., Ltd.  ........................ 395
                   ELECTRICAL EQUIPMENT
             8   NTT Mobile Communication Network, Inc.  ................ 108
                   TELEPHONE
            32   NTT Mobile Communications Network, Inc. (Bonus Issue) ...428
                   TELEPHONE
         2,000   Rohm Co., Ltd.  ........................................ 313
                   ELECTRICAL EQUIPMENT
        11,000   Shiseido Co., Ltd.  .................................... 165
                   PERSONAL CARE
         6,400   Sony Corp.  ............................................ 690
                   ELECTRICAL EQUIPMENT
        16,000   Takeda Chemical Industries ............................. 742
                   HEALTH CARE (MAJOR PHARMACEUTICALS)

NETHERLANDS - 8.8%
        11,448   ABN Amro Holdings NV ................................... 248
                   BANKS (FOREIGN)
         8,730   Elsevier NV ............................................ 101
                   PUBLISHING
        18,357   ING Group NV ........................................... 995
                   BANKS (FOREIGN)

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                        SAFECO INTERNATIONAL STOCK FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
        11,180   Koninklijke Ahold NV .................................. $385
                   RETAIL (FOOD CHAINS)
         7,535   Koninklijke KPN NV ..................................... 354
                   TELEPHONE
         5,345   Royal Dutch Petroleum Co.  ............................. 313
                   OIL (INTERNATIONAL INTEGRATED)
         6,660   TNT Post Group NV ...................................... 159
                   SHIPPING

NEW ZEALAND - 0.2%
        12,479   Telecom Corp of New Zealand, Ltd.  ...................... 53
                   TELEPHONE

PORTUGAL - 0.3%
         5,065   Electricidade de Portugal, SA ........................... 91
                   ELECTRIC COMPANIES

SINGAPORE - 1.9%
        29,200   Development Bank of Singapore, Ltd.  ................... 357
                   BANKS (FOREIGN)
        12,000   Singapore Press Holdings, Ltd.  ........................ 204
                   PUBLISHING

SOUTH KOREA - 0.4%
         3,050   #Korea Telecom Corp. (ADR) ............................. 114
                   TELEPHONE

SPAIN - 2.4%
        35,850   Banco Santander Central Hispano, SA .................... 374
                   BANKS (FOREIGN)
         6,689   Telefonica SA .......................................... 322
                   TELEPHONE

SWEDEN - 0.3%
         2,350   Telefonaktiebolaget LM Ericsson ......................... 76
                   TELECOMMUNICATIONS (LONG DISTANCE)

SWITZERLAND - 10.2%
           233   Alusuisse-Lonza Holding AG ............................. 272
                   MANUFACTURING (DIVERSIFIED)
           331   Nestle SA .............................................. 597
                   FOODS
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
           364   Novartis AG ........................................... $532
                   HEALTH CARE (MAJOR PHARMACEUTICALS)
            48   Roche Holding AG ....................................... 494
                   HEALTH CARE (MAJOR PHARMACEUTICALS)
           279   Schweizerische Rueckversicherungs-Gesellschaft 532
                   INSURANCE (MULTI-LINE)
         1,725   UBS AG ................................................. 515
                   BANKS (FOREIGN)

THAILAND - 0.3%
        26,100   Bangkok Bank Public Co., Ltd.  .......................... 98
                   BANKS (FOREIGN)

UNITED KINGDOM - 30.3%
        42,565   Allied Zurich, plc ..................................... 532
                   TOBACCO
        11,415   AstraZeneca Group, plc ................................. 442
                   HEALTH CARE (MEDICAL
                   PRODUCTS & SUPPLIES)
        22,525   Barclays, plc .......................................... 657
                   BANKS (FOREIGN)
        40,415   British American Tobacco, plc .......................... 377
                   TOBACCO
        36,440   Cable & Wireless, plc .................................. 464
                   TELEPHONE
        40,860   Cadbury Schweppes plc .................................. 260
                   BEVERAGES (NON-ALCOHOLIC)
        44,460   Diageo, plc ............................................ 463
                   BEVERAGES (ALCOHOLIC)
        11,436   EMI Group, plc .......................................... 92
                   LEISURE TIME (PRODUCTS)
        24,360   Glaxo Wellcome, plc .................................... 677
                   HEALTH CARE (MAJOR PHARMACEUTICALS)
        29,980   Granada Group, plc ..................................... 560
                   LEISURE TIME (PRODUCTS)
        47,840   Hilton Group, plc ...................................... 190
                   LODGING (HOTELS)
        71,330   Ivensys, plc ........................................... 338
                   MANUFACTURING (DIVERSIFIED)
        18,890   Kingfisher, plc ........................................ 217
                   RETAIL (DRUG STORES)

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                        SAFECO INTERNATIONAL STOCK FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
        40,190   Lloyds TSB Group, plc ................................. $543
                   BANKS (FOREIGN)
         4,521   National Power, plc ..................................... 33
                   POWER PRODUCERS (INDEPENDENT)
        12,840   National Westminster Bank, plc ......................... 272
                   BANKS (FOREIGN)
         6,950   Pearson, plc ........................................... 141
                   PUBLISHING
        48,430   Prudential Corp., plc .................................. 717
                   INSURANCE (MULTI-LINE)
         5,240   Railtrack Group, plc ................................... 107
                   RAILROADS
         6,715   Safeway, plc ............................................ 27
                   RETAIL (FOOD CHAINS)
        76,784   Shell Transport & Trading Co., plc ..................... 576
                   OIL (INTERNATIONAL INTEGRATED)
        23,100   TI Group, plc .......................................... 156
                   MANUFACTURING (DIVERSIFIED)
        43,620   Vodafone Airtouch, plc ................................. 863
                   TELEPHONE
         7,430   WPP Group, plc .......................................... 63
                   SERVICES (ADVERTISING/
                   MARKETING)
                                                                        -----
TOTAL COMMON STOCKS .................................................. 28,081
                                                                        -----
TOTAL INVESTMENTS - 97.1% ............................................ 28,081
                 Domestic Cash .......................................... 593
                 Foreign Cash ........................................... 109
                 Other Assets, less
                 Liabliities ............................................ 126
                                                                        -----
                                                                          828
                                                                        -----
NET ASSETS .......................................................... $28,909
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

# Security traded on NYSE and valued in USD.

-----------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION
                                                                   PERCENT OF
                                                                   NET ASSETS
-----------------------------------------------------------------------------
Banks (Foreign)                                                         17.6%
Telephone                                                                14.2
Health Care - (Major Pharmaceuticals)                                     8.5
Insurance (Multi-line)                                                    6.2
Oil (International Integrated)                                            5.5
Electrical Equipment                                                      5.2
Machinery (Diversified)                                                   4.2
Publishing                                                                3.4
Office Equipment & Supplies                                               3.2
Tobacco                                                                   3.2
Manufacturing (Diversified)                                               3.1
Services (Advertising/Marketing)                                          3.0
Leisure Time (Products)                                                   2.3
Foods                                                                     2.1
Automobiles                                                               1.8
Personal Care                                                             1.8
Beverages (Alcoholic)                                                     1.6
Electric Companies                                                        1.5
Health Care (Medical Products & Supplies)                                 1.5
Chemicals                                                                 1.5
Retail (Food Chains)                                                      1.4
Beverages (Non-Alcoholic)                                                 0.9
Retail (Drug Stores)                                                      0.8
Lodging (Hotels)                                                          0.7
Shipping                                                                  0.6
Auto Parts & Equipment                                                    0.5
Railroads                                                                 0.4
Telecommunications (Long Distance)                                        0.3
Power Producers (Independent)                                             0.1
                                                                         ----
                                                                        97.1%
                                                                         ----
                                                                         ----

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGERS
                              SAFECO BALANCED FUND
                                 June 30, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The SAFECO Balanced Fund returned 6.25%, 4.52% and 10.73%, respectively, for the second quarter, six and 12 months ended June 30. The average balanced fund returned 4.43%, 5.57% and 9.98% for the same periods, according to Lipper, Inc.
   A split benchmark (60% S&P 500 and 40% Lehman Government/Corporate Index) returned 3.79%, 6.52% and 14.74% for the quarter, six months and year just
ended.                       [PHOTO OF REX BENTLEY]
                           [PHOTO OF MICHAEL HUGHES]

   We beat the combined index and peer groups for the latest quarter because the value style of investing returned to favor. The bonds in the Fund, however, had a negative total return as interest rates increased. (A longer comparison against the index reflects that our value style of investing was out of favor.)
   The equity portfolio is currently benefiting from a pro-cyclical tilt. We are overweighted in strong performing sectors such as basic

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- NO-LOAD CLASS

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 1999
1 Year                 10.73%
Since Inception*       13.23%

* Graph and average annual return comparison begins January 31, 1996, inception date of the fund.

INVESTMENT VALUE

SAFECO BALANCED FUND: $15,287
60% S&P 500/40%/ LEHMAN BROTHERS
GOVERNMENT/CORPORATE INDEX: $17,867

                                    60% S&P 500/40% LEHMAN BROTHERS
          SAFECO BALANCED FUND         GOVERNMENT/CORPORATE INDEX
1/31/96          10,000                          10,000
2/28/96           9,950                           9,971
3/31/96          10,017                           9,995
4/30/96          10,077                          10,056
5/31/96          10,218                          10,204
6/30/96          10,345                          10,282
7/31/96          10,112                          10,019
8/31/96          10,243                          10,137
9/30/96          10,599                          10,551
10/31/96         10,813                          10,824
11/30/96         11,272                          11,394
12/31/96         11,140                          11,208
1/30/97          11,473                          11,633
2/28/97          11,567                          11,698
3/31/97          11,162                          11,354
4/30/97          11,414                          11,826
5/31/97          11,896                          12,302
6/30/97          12,209                          12,692
7/31/97          12,905                          13,453
8/31/97          12,419                          12,941
9/30/97          12,759                          13,447
10/30/97         12,622                          13,264
11/30/97         12,834                          13,660
12/31/97         12,993                          13,858
1/31/98          13,083                          14,028
2/28/98          13,653                          14,624
3/31/98          13,964                          15,091
4/30/98          13,884                          15,212
5/31/98          13,760                          15,106
6/30/98          13,806                          15,535
7/31/98          13,500                          15,441
8/31/98          12,593                          14,224
9/30/98          13,275                          14,933
10/31/98         13,983                          15,619
11/30/98         14,417                          16,224
12/31/98         14,625                          16,800
1/31/99          14,638                          17,269
2/28/99          14,183                          16,782
3/31/99          14,388                          17,219
4/30/99          15,026                          17,635
5/31/99          15,014                          17,313
6/30/99          15,287                          17,867

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment into a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

materials, capital goods and energy; and underweighted in the poor-performing health care sector. Our consumer cyclical names including Armstrong, JC Penney, and New York Times also added value in the last quarter.
   We have initiated positions in Xerox, MCI Worldcom, Bank of America, and Abbott Labs. Concerns abroad gave us the opportunity to purchase Xerox at a discount. Xerox is transitioning to digital copiers and expanding its retail channels. MCI Worldcom is well positioned in the communications services business through data, voice and Internet services. We bought Bank of America, after it declined on concerns about rising interest rates. We expect earnings to accelerate from merger savings and increased market share. We purchased Abbott Labs when the stock slipped on concerns its acquisition of Alza would dilute earnings. We think Abbot's earnings will accelerate next year.
                         [PHOTO OF LYNETTE D. SAGVOLD]

   We eliminated positions in Motorola and Wendy's International as they approached our price targets. We sold Beckman Coulter because cost savings were not materializing as we anticipated and revenues continued to be disappointing.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN STOCK HOLDINGS                                        NET ASSETS
-------------------------------------------------------------------------
Chase Manhattan Corp.  ............................................. 1.9%
  (Banks - Money Center)
Mobil Corp.  ........................................................ 1.8
  (Oil - Domestic Integrated)
Kimberly-Clark Corp.  ............................................... 1.7
  (Household Products - Non-Durables)
GTE Corp.  .......................................................... 1.7
  (Telephone)
Albertson's, Inc.  .................................................. 1.6
  (Retail - Food Chains)
Banc One Corp.  ..................................................... 1.5
  (Banks - Regional)
Crane Co.  .......................................................... 1.5
  (Manufacturing - Diversified)
ALLTEL Corp.  ....................................................... 1.4
  (Telephone)
Praxair, Inc.  ...................................................... 1.4
  (Chemicals)
Intel Corp.  ........................................................ 1.3
  (Electronics - Semiconductors)

TOP FIVE PURCHASES
(COMMON STOCKS)
(Jan. to June)                                                  COST (000'S)
----------------------------------------------------------------------------
ALLTEL Corp.  ......................................................... $315
Abbott Laboratories .................................................... 308
Nortel Networks Corp.  ................................................. 268
Interpublic Group Cos., Inc.  .......................................... 265
Mylan Laboratories, Inc.  .............................................. 264


TOP FIVE SALES
(COMMON STOCKS)                                                     PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
Corning, Inc.  ........................................................ $460
Motorola, Inc.  ........................................................ 386
Wendy's International, Inc.  ........................................... 347
Beckman Coulter, Inc.  ................................................. 277
Hewlett-Packard Co.  ................................................... 214

TOP FIVE INDUSTRIES                                               PERCENT OF
(COMMON STOCKS)                                                   NET ASSETS
----------------------------------------------------------------------------
Telephone ............................................................... 7%
Health Care (Diversified) ................................................ 4
Manufacturing (Diversified) .............................................. 4
Oil (Domestic Integrated) ................................................ 3
Foods .................................................................... 3
----------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Our belief in value-style investing remains unchanged. We buy stocks with discount valuation characteristics that have attractive earnings prospects. At quarter end, the equity portion of the SAFECO Balanced Fund had a P/E ratio based on 1999 earnings of 19.5 compared to 27.8 for the S&P 500, according to Baseline. And the projected earnings growth rate for the stocks in our portfolio is higher than that of the S&P 500.
   We believe that the valuation differential between growth and value stocks remains extraordinary and that value stocks are priced at extremely attractive levels.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WEIGHTINGS AS A PERCENT OF NET ASSETS

COMMON STOCKS
Large:                         55% ($4 Bil. and above)
Medium:                        8% ($1 Bil. - $4 Bil.)
Small:                          0% (Less than $1 Bil.)
Corporate Bonds:                8%
Asset Backed Securities:        3%
U.S. Government Securities:    20%
Cash and Other:                 6%

   On the bond side, the conservative structure of our bond portfolio contributed to its weak performance. About 75% of the bonds in the Fund are U.S. government and high-quality corporate bonds with maturities of 5 to 10 years. This maturity range has typically provided a generous yield premium with limited interest-rate risk.
   However, so far this year, securities on this part of the yield curve have been punished by fears of an extended series of interest rate hikes, massive new issue supply and mortgage-backed hedging activity. As a result, the high-quality intermediate securities we hold underperformed the broader market averages.
   Still, we are keeping to our goals of yield, quality, and liquidity. At June 30, the bond portfolio's average maturity was 10.87 years. We currently have 50% of the bonds invested in U.S. Treasuries, 24% in high quality corporate bonds, 20% in mortgage-backed and asset-backed securities and 6% in U.S. government agency bonds. The average credit quality of the portfolio is AA+.
   We are currently targeting a 60% equity and 40% fixed-income asset allocation. At quarter end, SAFECO Balanced Fund was 62.7% in stocks, 35.7% in bonds, and 1.8% in cash.

Rex Bentley
Michael Hughes
Lynette D. Sagvold
-------------------------------

Rex Bentley, an MBA from Brigham Young University and Chartered Financial Analyst, has more than 20 years of investment experience.

Lynette D. Sagvold holds a BA in business administration from the University of Washington and is a Chartered Financial Analyst. She began her investment career in 1981 at Kidder Peabody and was a trust officer for Key Trust and First Interstate before joining SAFECO as a portfolio manager and insurance analyst.

Michael Hughes joined SAFECO as portfolio manager in January 1997. He began his investment career in 1983. He graduated magna cum laude with a B.S. in finance from University of Colorado in Boulder and holds an MBA from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                              SAFECO BALANCED FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 62.7%
AEROSPACE/DEFENSE - 1.2%
         3,600   Boeing Co.  ........................................... $159
         3,600   Lockheed Martin Corp.  ................................. 134

BANKS (MAJOR REGIONAL) - 2.4%
         4,000   Bank of America Corp.  ................................. 293
         9,100   KeyCorp ................................................ 292

BANKS (MONEY CENTER) - 1.9%
         5,300   Chase Manhattan Corp.  ................................. 459

BANKS (REGIONAL) - 1.5%
         6,330   Banc One Corp.  ........................................ 377

BEVERAGES (NON-ALCOHOLIC) - 0.9%
         6,000   PepsiCo, Inc.  ......................................... 232

BUILDING MATERIALS - 1.1%
         4,500   Armstrong World Industries, Inc.  ...................... 260

CHEMICALS - 2.5%
         4,000   Du Pont (E.I.) de Nemours & Co.  ....................... 273
         6,800   Praxair, Inc.  ......................................... 333

COMMUNICATION EQUIPMENT - 1.1%
         3,100   Nortel Networks Corp.  ................................. 269

COMPUTERS (HARDWARE) - 1.3%
         3,100   Hewlett-Packard Co.  ................................... 312

COMPUTERS (PERIPHERALS) - 1.0%
        10,700   * Quantum Corp.  ....................................... 258

COMPUTERS (SOFTWARE & SERVICES) - 1.3%
        10,800   *Cadence Design Systems, Inc.  ......................... 138
        10,900   *PeopleSoft, Inc.  ..................................... 188

ELECTRIC COMPANIES - 2.0%
         5,200   New Century Energies, Inc.  ............................ 202
        11,700   NIPSCO Industries, Inc.  ............................... 302

ELECTRICAL EQUIPMENT - 1.1%
         4,500   Emerson Electric Co.  .................................. 283

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 1.3%
         5,600   Intel Corp.  .......................................... $333

ENTERTAINMENT - 0.9%
         7,000   The Walt Disney Co.  ................................... 216

FINANCIAL (DIVERSIFIED) - 1.8%
         2,700   American General Corp.  ................................ 204
         3,500   Federal National Mortgage Association .................. 239

FOODS - 2.5%
        11,300   ConAgra, Inc.  ......................................... 301
         7,600   Dean Foods Co.  ........................................ 316

HEALTH CARE (DIVERSIFIED) - 4.2%
         7,000   Abbott Laboratories .................................... 319
         4,200   American Home Products Corp..............................242
         3,300   Bristol-Myers Squibb Co.  .............................. 232
         2,600   Johnson & Johnson ...................................... 255

HEALTH CARE (MAJOR PHARMACEUTICALS) - 1.8%
         2,500   Merck & Co., Inc.  ..................................... 185
         9,800   Mylan Laboratories, Inc.  .............................. 260

HOUSEHOLD PRODUCTS (NON-DURABLES) - 1.7%
         7,400   Kimberly-Clark Corp.  .................................. 422

INSURANCE (LIFE & HEALTH) - 1.3%
        10,800   Conseco, Inc.  ......................................... 329

INSURANCE (MULTI-LINE) - 1.2%
         5,100   Hartford Financial Services Group, Inc.  ............... 297

MANUFACTURING (DIVERSIFIED) - 3.6%
         3,700   AlliedSignal, Inc.  .................................... 233
        11,400   Crane Co.  ............................................. 358
         3,300   Minnesota Mining & Manufacturing Co.  .................. 287

OFFICE EQUIPMENT & SUPPLIES - 1.0%
         4,000   Xerox Corp.  ........................................... 236

OIL (DOMESTIC INTEGRATED) - 3.0%
         3,800   Atlantic Richfield Co.  ................................ 318
         4,400   Mobil Corp.  ........................................... 436

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                              SAFECO BALANCED FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
OIL (INTERNATIONAL INTEGRATED) - 1.2%
         4,900   Texaco, Inc.  ....................................... $  306

OIL & GAS (DRILLING & EQUIPMENT) - 1.0%
         5,400   Halliburton Co.  ....................................... 244

PAPER & FOREST PRODUCTS - 1.0%
         5,000   International Paper Co.  ............................... 253

PUBLISHING (NEWSPAPERS) - 1.1%
         7,700   New York Times Co.
                 (Class A) .............................................. 283

REAL ESTATE INVESTMENT TRUST - 1.9%
         3,200   Equity Residential Properties Trust .................... 144
         6,800   First Industrial Realty Trust, Inc.......................187
         5,800   Liberty Property Trust ................................. 144

RETAIL (DEPARTMENT STORES) - 2.1%
         6,000   J.C. Penney Co., Inc.  ................................. 291
         5,850   May Department Stores Co.  ............................. 239

RETAIL (FOOD CHAINS) - 1.6%
         7,749   Albertson's, Inc.  ..................................... 400

SAVINGS & LOANS - 1.2%
         8,100   Washington Mutual, Inc.  ............................... 287

SERVICES (ADVERTISING/MARKETING) - 1.2%
         3,500   Interpublic Group Cos., Inc.  .......................... 303

TELEPHONE - 6.5%
         4,800   ALLTEL Corp.  .......................................... 343
         4,700   Bell Atlantic Corp.  ................................... 307
         7,700   Century Telephone Enterprises, Inc.  ................... 306
         5,500   GTE Corp.  ............................................. 417
         2,800   *MCI WorldCom, Inc.  ................................... 242
                                                                        -----
TOTAL COMMON STOCKS .................................................. 15,477
                                                                        -----

CORPORATE BONDS - 8.4%

AIR FREIGHT - 0.5%
      $137,230   Federal Express Corp.....................................134
                 6.845%, due 1/15/19
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

BANKS (MAJOR REGIONAL) - 0.5%
      $135,000   Bank of America Corp.
                 6.625%, due 6/15/04 .................................. $ 135

ENGINEERING & CONSTRUCTION - 0.3%
        75,000   Halliburton Co.
                 6.75%, due 2/01/27 ...................................... 74

FINANCIAL (DIVERSIFIED) - 5.2%
        85,000   Aristar, Inc
                 7.25%, due 6/15/06 ...................................... 85
       200,000   CIT Group, Inc.
                 5.57%, due 12/08/03 .................................... 191
       150,000   First Union Corp.
                 6.625%, due 6/15/04 .................................... 150
       170,000   Ford Motor Credit Co.
                 5.80%, due 1/12/09 ..................................... 155
       150,000   General Motors Acceptance Corp.
                 5.95%, due 3/14/03 ..................................... 147
       195,000   Hertz Corp.
                 7.00%, due 7/01/04 ..................................... 196
        95,000   McDonnell Douglas Corp.
                 6.83%, due 5/21/01 ...................................... 95
        85,000   Merrill Lynch & Co., Inc.
                 6.00%, due 2/17/09 ...................................... 78
       195,000   Sears Roebuck Acceptance Corp.
                 6.25%, due 5/01/09 ..................................... 183

NATURAL GAS - 0.9%
       250,000   National Fuel Gas Co.
                 6.00%, due 3/01/09 ..................................... 232

RETAIL (DEPARTMENT STORES) - 0.7%
       180,000   Nordstrom, Inc.
                 5.625%, due 1/15/09 .................................... 164

TELEPHONE - 0.3%
        30,000   AT&T Corp.
                 5.625%, due 3/15/04 ..................................... 29
        40,000   AT&T Corp.
                 6.50%, due 3/15/29 ...................................... 36
                                                                        -----
TOTAL CORPORATE BONDS ................................................. 2,086
                                                                        -----

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                              SAFECO BALANCED FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
ASSET BACKED SECURITIES - 3.0%

CONSUMER FINANCE - 0.8%
      $210,000   MBNA Master Credit Card Trust
                 5.90%, due 8/15/11 .................................. $  198

ELECTRIC COMPANIES - 0.5%
       130,000   ComEd Transitional Funding Trust
                 5.63%, due 6/25/09 ..................................... 123

FINANCIAL (DIVERSIFIED) - 1.7%
       254,000   Citicorp Mortgage Securities, Inc.
                 6.50%, due 6/25/29 ..................................... 244
       185,000   Heller Financial Commercial
                 Mortgage Asset Corp.
                 6.847%, due 5/15/31 .................................... 184
                                                                        -----
TOTAL ASSET BACKED SECURITIES ........................................... 749
                                                                        -----

MORTGAGE BACKED SECURITIES - 4.2%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 2.95%
       301,330   6.00%, due 1/01/29 ..................................... 284
       226,502   7.00%, due 3/01/12 ..................................... 228
       212,607   8.00%, due 2/15/29 ..................................... 218

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 1.22%
       242,429   7.00%, due 4/15/28 ..................................... 240
        61,323   7.00%, due 8/15/28 ...................................... 61
                                                                        -----
TOTAL MORTGAGE BACKED
SECURITIES ............................................................ 1,030
                                                                        -----
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 20.1%

U.S. FEDERAL AGENCY NOTES - 2.1%
      $200,000   5.125%, due 2/13/04 ................................. $  192
       330,000   6.375%, due 6/15/09 .................................... 327

U.S. TREASURY NOTES - 18.0%
     1,025,000   5.375%, due 6/30/00 .................................. 1,026
        15,000   5.875%, due 6/30/00 ..................................... 15
       545,000   6.375%, due 8/15/02 .................................... 555
       885,000   6.50%, due 10/15/06 .................................... 913
       245,000   6.50%, due 8/15/05 ..................................... 253
        15,000   6.875%, due 3/31/00 ..................................... 15
       375,000   7.25%, due 8/15/04 ..................................... 398
     1,125,000   7.50%, due 11/15/16 .................................. 1,264
                                                                        -----
TOTAL U.S. GOVERNMENT
OBLIGATIONS ........................................................... 4,957
                                                                        -----

CASH EQUIVALENTS - 1.8%

INVESTMENT COMPANIES:
       446,861   SSgA Prime Money Market Portfolio ...................... 447
                                                                        -----
TOTAL CASH EQUIVALENTS .................................................. 447
                                                                        -----
TOTAL INVESTMENTS - 100.2% ........................................... 24,746
                                                                        -----
Other Assets, less Liabilities ......................................... (43)
                                                                        -----
NET ASSETS .......................................................... $24,703
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                        SAFECO SMALL COMPANY STOCK FUND
                                 June 30, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The SAFECO Small Company Fund's performance has been disappointing. For the quarter, six and 12 months ended June 30, the Fund returned 1.67%, -7.17% and -36.48%, respectively. For the same periods the average small company fund returned 15.56%, 8.56% and 1.93% according to Lipper Inc. The Russell 2000 returned 15.55%, 9.29% and 1.50%, respectively.
   While a few of our stocks were punished for earnings disappointments, a number of the Fund's holdings simply went unnoticed and continue to bear very
low valuations.              [PHOTO OF GREG EISEN]

   Over the past five quarters-- as small-cap value stocks grossly underperformed the broad market--my strategy of purchasing stocks of sound businesses with low valuations and improving prospects and earnings has failed to provide a meaningful return. However, small-cap stocks began to be recognized during the second quarter. Unfortunately,

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- NO-LOAD CLASS

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 1999
1 Year             -36.48%
Since Inception*     3.45%

* Graph and average annual return comparison begins
January 31, 1996, inception date of the fund.

INVESTMENT VALUE

SAFECO SMALL COMPANY FUND: $11,229
RUSSELL 2000 INDEX: $15,229

               SAFECO SMALL           RUSSELL 2000
               COMPANY FUND              INDEX
1/31/96          10,000                  10,000
2/28/96          10,150                  10,312
3/31/96          10,490                  10,522
4/30/96          11,550                  11,084
5/31/96          12,350                  11,521
6/30/96          12,030                  11,048
7/31/96          11,220                  10,083
8/31/96          11,910                  10,668
9/30/96          12,183                  11,085
10/31/96         12,162                  10,914
11/30/96         12,024                  11,364
12/31/96         12,501                  11,662
1/30/97          12,606                  11,895
2/28/97          12,342                  11,606
3/31/97          11,918                  11,058
4/30/97          11,675                  11,089
5/31/97          12,786                  12,324
6/30/97          13,464                  12,852
7/31/97          14,385                  13,452
8/31/97          14,670                  13,756
9/30/97          16,121                  14,760
10/30/97         15,538                  14,103
11/30/97         15,443                  14,007
12/31/97         15,423                  14,259
1/31/98          15,325                  14,042
2/28/98          16,886                  15,095
3/31/98          18,458                  15,729
4/30/98          19,119                  15,815
5/31/98          18,078                  14,967
6/30/98          17,677                  15,010
7/31/98          15,640                  13,784
8/31/98          11,120                  11,112
9/30/98          11,673                  11,972
10/31/98         11,413                  12,463
11/30/98         11,586                  13,121
12/31/98         12,096                  13,940
1/31/99          12,453                  14,121
2/28/99          11,684                  12,977
3/31/99          11,044                  13,180
4/30/99          10,936                  14,360
5/31/99          10,979                  14,570
6/30/99          11,229                  15,229

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment into a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

our portfolio, with its $292 million average market capitalization, has yet to be affirmed.
   Still, I believe that other investors will ultimately recognize the value that I perceive in our portfolio and that recognition will result in a higher share price.
   One significant disappointment this quarter was in our largest holding, Equitrac. Equitrac was slated to be bought out at $25 per share. With financing in place and due diligence done, the buy-out investment firm renegotiated the price to $21. That knocked 16% off my anticipated sales price.
   I constantly reevaluate the Fund's holdings, asking if the reason I purchased the stock in the first place still stands. While I eliminated positions that failed on that account, such as Stage Stores and Platinum Software, I'm holding those, such as Litchfield Financial Corp, that still make sense.
   Litchfield makes land and time-share loans, which banks normally do not. The high yields

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                               PERCENT OF
TOP TEN HOLDINGS                                               NET ASSETS
-------------------------------------------------------------------------
Equitrac Corp.  .................................................... 7.6%
  (Computers - Hardware)
Litchfield Financial Corp.  ......................................... 5.6
  (Financial - Diversified)
Ingles Markets, Inc.  ............................................... 4.5
  (Retail - Food Chains)
Rollins Truck Leasing Corp.  ........................................ 4.3
  (Trucking)
International Aircraft Investors, Inc.  ............................. 4.3
  (Aerospace/Defense)
Timberline Software Corp.  .......................................... 3.8
  (Computers - Software & Services)
Vallen Corp.  ....................................................... 3.8
  (Health Care - Med. Products & Supplies)
Imax Corp.  ......................................................... 3.7
  (Manufacturing - Specialized)
Craig Corp. (Class A) ............................................... 3.3
  (Entertainment)
MICROS Systems, Inc.  ............................................... 3.2
  (Computers - Hardware)

TOP FIVE PURCHASES
(Jan. to June)                                                  COST (000'S)
----------------------------------------------------------------------------
Rollins Truck Leasing Corp.  ........................................ $1,363
Imax Corp.  .......................................................... 1,148
HA-LO Industries, Inc.  .............................................. 1,111
Central Parking Corp.  ................................................. 959
ResortQuest International, Inc.  ....................................... 791


TOP FIVE SALES                                                      PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
Hooper Holmes, Inc.  ................................................ $1,599
Emmis Communication Corp. (Class A) .................................. 1,262
Wet Seal, Inc. (Class A) ............................................. 1,191
Landauer, Inc.  ...................................................... 1,174
Styling Technology Corp.  .............................................. 957

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Computers (Hardware) ................................................... 13%
Financial (Diversified) ................................................. 11
Services (Commercial & Comsumer) ......................................... 9
Computers (Software & Services) .......................................... 7
Health Care (Medical Products & Supplies) ................................ 5
----------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

on these loans provide good return. In fact, Litchfield has a long record of 20% or better earnings growth, yet their stock is trading at 10 times earnings. I have to believe patience here will ultimately be rewarded.
   I'm also waiting on International Aircraft Investors, a micro-cap that leases narrow-body aircraft to passenger airlines. If they do nothing, their current leases assure they'll earn $0.90 per share on what is now a $7 stock. Yet they've embarked on an expansion plan that could grow earnings 30%. I believe this is a stock waiting to be "discovered".
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WEIGHTINGS AS A PERCENT OF NET ASSETS

COMMON STOCKS
Mid-Cap:               6% ($1 billion - $4 billion)
Small-Cap:            81% (Under $1 billion)
Large:                 0% (over $750 million)
Medium:               25% ($250 - $750 million)
Small:                56% (under $250 million)
Cash and Other:       13%

   I have been buying new names with "larger" capitalizations (greater than $500 million) in order to raise the Fund's average capitalization. We bought Central Parking, Regis Corp and Rent-A-Center on price dips. Central Parking is the largest operator of parking facilities in the country, while Regis is the largest operator of haircutting establishments (Supercuts). Both have very good cash flow characteristics.
   Rent-A-Center is our second holding in the rent-to-own industry, the other being Rent-Way. Both companies are consolidators and can grow earnings by bringing their acquired stores' level of profitability up to their existing stores. These two stocks may stay under pressure until they show the earnings improvements expected.
   In the first quarter, I bought OfficeMax and Imax. Imax has an exclusive engagement with Disney to screen Fantasia 2000.
   Though our average capitalization grew to $292 million, the Fund is still tilted towards a value style. At June 30, the portfolio's price/earnings ratio on year 1999 earnings estimates was 13 times. The Fund's PEG ratio, a ratio of price/earnings to the company's forward growth rate, was .50 times. It's an additional indication that the portfolio is inexpensively valued.
   Going forward, I'll be searching for more liquid stocks with larger market capitalizations, while adhering to my discipline of buying solid small company stocks at attractive valuations.

Greg Eisen
-------------------------------

Greg Eisen joined SAFECO in 1986. He holds a BA from Rutgers University and is a Certified Public Accountant and a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                        SAFECO SMALL COMPANY STOCK FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 86.6%

AEROSPACE/DEFENSE - 4.3%
       194,950   *International Aircraft Investors, Inc.  ............ $1,377

BANKS (REGIONAL) - 2.7%
        55,010   *Hanmi Bank (Los Angeles, CA) .......................... 866

BROADCASTING (TV, RADIO & CABLE) - 1.9%
        12,500   *Emmis Communications Corp. (Class A) .................. 617

COMPUTERS (HARDWARE) - 12.5%
         9,900   *Apex, Inc.  ........................................... 203
       130,300   *Equitrac Corp.  ..................................... 2,459
        30,400   *MICROS Systems, Inc.  ............................... 1,034
        35,100   *Optimal Robotics Corp.  ............................... 349

COMPUTERS (SOFTWARE & SERVICES) - 6.9%
        28,200   *3Dfx Interactive, Inc.  ............................... 441
        22,000   *ITT Educational Services, Inc.  ....................... 573
        78,100   Timberline Software Corp.  ........................... 1,230

ELECTRONICS (DEFENSE) - 0.8%
        33,550   *Comptek Research, Inc.  ............................... 270

ENTERTAINMENT - 0.2%
         9,400   *Craig Corp.  ........................................... 66

FINANCIAL (DIVERSIFIED) - 11.0%
        51,000   *Hawthorne Financial Corp.  ............................ 829
       106,675   Litchfield Financial Corp.  .......................... 1,807
        78,800   *Ragen MacKenzie Group, Inc.  .......................... 936

HEALTH CARE (MEDICAL PRODUCTS &
SUPPLIES) - 5.4%
       254,700   *InnerDyne, Inc.  ...................................... 509
        76,800   *Vallen Corp.  ....................................... 1,229

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY) - 2.5%
        95,900   *American Safety Insurance Group, Ltd.  ............. $  809

LODGING (HOTELS) - 0.7%
        28,000   ResortQuest International, Inc.  ....................... 231

MANUFACTURING (DIVERSIFIED) - 3.8%
       110,500   Lancer Corp.  .......................................... 925
        54,300   Motorcar Parts & Accessories, Inc.  .................... 292

MANUFACTURING (SPECIALIZED) - 3.7%
        52,700   *Imax Corp.  ......................................... 1,186

PERSONAL CARE - 2.9%
        45,000   *French Fragrances, Inc.  .............................. 329
        46,600   *Styling Technology Corp.  ............................. 606

RESTAURANTS - 1.4%
        45,200   *Taco Cabana, Inc. (Class A) ........................... 460

RETAIL (DEPARTMENT STORES) - 1.4%
        52,000   *Musicland Stores Corp.  ............................... 462

RETAIL (DISCOUNTERS) - 2.7%
        72,500   *OfficeMax, Inc.  ...................................... 870

RETAIL (FOOD CHAINS) - 4.5%
        95,600   Ingles Markets, Inc.  ................................ 1,458

SERVICES (ADVERTISING/MARKETING) - 2.2%
        72,400   *HA-LO Industries, Inc.  ............................... 715

SERVICES (COMMERCIAL & CONSUMER) - 8.5%
        28,700   Central Parking Corp.  ................................. 983
        39,915   *Monro Muffler Brake, Inc.  ............................ 319
        29,500   *Rent-A-Center, Inc.  .................................. 708
        29,700   *Rent-Way, Inc.  ....................................... 731

TEXTILES (HOME FURNISHINGS) - 2.4%
       265,400   *Krause's Furniture, Inc.  ............................. 780

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                        SAFECO SMALL COMPANY STOCK FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
TRUCKING - 4.3%
       124,500   Rollins Truck Leasing
                 Corp.  .............................................. $1,385
                                                                        -----
TOTAL COMMON STOCKS .................................................. 28,045
                                                                        -----

PREFERRED STOCKS - 3.3%

ENTERTAINMENT - 3.3%
       152,500   *Craig Corp. (Class A) ............................... 1,077
                                                                        -----
TOTAL PREFERRED STOCKS ................................................ 1,077
                                                                        -----
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

CASH EQUIVALENTS - 7.7%

INVESTMENT COMPANIES
     1,611,461   SSgA Prime Money Market Portfolio .................. $ 1,611
       897,303   SSgA U.S. Treasury Money Market Portfolio .............. 897
                                                                        -----
TOTAL CASH EQUIVALENTS ................................................ 2,509
                                                                        -----
TOTAL INVESTMENTS - 97.7% ............................................ 31,631
Other Assets, less Liabilities .......................................... 747
                                                                        -----
NET ASSETS .......................................................... $32,378
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGERS
                             SAFECO U.S. VALUE FUND
                                 June 30, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   We are pleased to report that during the second quarter, the market finally recognized value and rewarded shareholders who stuck with their value-investing discipline. In the three months ending June 30, the Russell 1000 Value Index returned 10.8% while the Russell 1000 Growth Index returned just 3.8%.
   For the quarter the U.S. Value Fund returned 11.90% outperforming the Russell 1000 Value Index, the S&P 500's 7.05%, and the Lipper Growth & Income peer
group's 9.04%.               [PHOTO OF REX BENTLEY]

   This new life for value investors came after the Russell 1000 Growth Index had outperformed the Russell 1000 Value Index, 47.5% to 17.3%, over the five previous quarters. This disparity is reflected in the six- and 12-month returns.
   The Fund returned 10.30% and 15.69% for the year-to-date and the last twelve months, respectively. For the same periods, the S&P 500 returned 12.38% and 22.76%.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- NO-LOAD CLASS

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 1999
1 Year             15.69%
Since Inception*   19.06%

* Graph and average annual return comparison begins
April 30, 1997, inception date of the fund.

INVESTMENT VALUE

SAFECO U.S. VALUE FUND: $14,594
S&P 500 INDEX: $17,708

                   SAFECO
                 U.S. VALUE          S&P 500
                    FUND              INDEX
4/30/97             10,000            10,000
5/31/97             10,670            10,608
6/30/97             11,053            11,083
7/31/97             11,915            11,965
8/31/97             11,283            11,295
9/30/97             11,669            11,914
10/30/97            11,307            11,516
11/30/97            11,599            12,049
12/31/97            11,749            12,256
1/31/98             11,760            12,391
2/28/98             12,621            13,284
3/31/98             13,095            13,964
4/30/98             12,905            14,104
5/31/98             12,631            13,862
6/30/98             12,615            14,425
7/31/98             12,151            14,272
8/31/98             10,662            12,211
9/30/98             11,380            12,993
10/31/98            12,374            14,049
11/30/98            12,999            14,900
12/31/98            13,231            15,758
1/31/99             13,243            16,417
2/28/99             12,799            15,906
3/31/99             13,042            16,542
4/30/99             13,997            17,183
5/31/99             14,118            16,777
6/30/99             14,594            17,708

The performance graph compares a hypothetical
$10,000 investment in the Fund to a hypothetical investment into a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   While one quarter certainly doesn't make up for the previous five, it is at the very least a good start. We think three main factors brought investors back to value. One is the recent strength shown by some foreign economies, especially in Asia, which increases world demand and reduces excess capacity. This in turn should remove some of the pressure on pricing of goods and materials. Second, the rise in interest rates makes future earnings worth less today. Third, and perhaps most important, the premium valuation of growth stocks relative to value stocks was at an all-time high. As happens over and over, the market went too far one way, then reversed course.
                         [PHOTO OF LYNETTE D. SAGVOLD]

   Helping the Fund outperform the indexes was our pro-cyclical tilt. We were overweighted in strong performing sectors such as basic materials, capital goods and energy; and underweighted in the poor-performing health care sector. Our consumer cyclical names including Armstrong, JC Penney, and New York Times also added value. Being underweighted in technology and overweighted in financials in a rising interest-rate environment had a dampening effect on performance.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                               PERCENT OF
TOP TEN HOLDINGS                                               NET ASSETS
-------------------------------------------------------------------------
Chase Manhattan Corp.  ............................................. 2.9%
  (Banks - Money Center)
GTE Corp.  .......................................................... 2.7
  (Telephone)
Mobil Corp.  ........................................................ 2.7
  (Oil - Domestic Integrated)
Kimberly-Clark Corp.  ............................................... 2.7
  (Household Products - Non-Durables)
Crane Co.  .......................................................... 2.4
  (Manufacturing - Diversified)
ALLTEL Corp.  ....................................................... 2.2
  (Telephone)
Albertson's, Inc.  .................................................. 2.2
  (Retail Food Chains)
Intel Corp.  ........................................................ 2.1
  (Electronics - Semiconductors)
Dean Foods Co.  ..................................................... 2.1
  (Foods)
Conseco, Inc.  ...................................................... 2.1
  (Insurance - Health & Life)

TOP FIVE PURCHASES
(Jan. to June)                                                  COST (000'S)
----------------------------------------------------------------------------
ALLTEL Corp.  ......................................................... $242
Abbott Laboratories .................................................... 220
Emerson Electric Co.  .................................................. 219
Nortel Networks Corp.  ................................................. 211
Interpublic Group Cos., Inc.  .......................................... 204


TOP FIVE SALES                                                      PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
Corning, Inc.  ........................................................ $318
Merck & Co., Inc.  ..................................................... 288
Motorola, Inc.  ........................................................ 284
Wendy's International, Inc.  ........................................... 276
Beckman Coulter, Inc.  ................................................. 217

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Telephone .............................................................. 10%
Health Care (Diversified) ................................................ 7
Manufacturing (Diversified) .............................................. 6
Oil (Domestic Integrated) ................................................ 5
Foods .................................................................... 4
----------------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

   During the second quarter of 1999 we initiated positions in Xerox, MCI Worldcom, Bank of America, and Abbott Labs. Concerns about business in Brazil and Europe gave us the opportunity to purchase Xerox at a discount. Xerox is transitioning to digital copiers and expanding in retail channels that serve the small business and home office markets.
   MCI Worldcom is well positioned in the communications services business through data, voice and Internet services. We bought the stock on a dip and believe that the strong earnings growth prospects justify the premium valuation.
   We bought Bank of America, after the stock declined on concerns about rising interest rates. Earnings should begin to accelerate from merger savings and increased market share.
   We purchased Abbott Labs at a discount after the stock had fallen on concerns that its acquisition of Alza, a leading drug delivery company, would dilute earnings. We think Abbott's earnings will accelerate next year.
   We eliminated positions in Motorola and Wendy's International as they approached our price targets. We sold Beckman Coulter because cost savings
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WEIGHTINGS AS A PERCENT OF NET ASSETS

COMMON STOCKS
Large:                84% ($4 Bil. and above)
Medium:               13% ($1 Bil. - $4 Bil.)
Small:                 0% (Less than $1 Bil.)
Cash & Other:          3%

were not materializing as we anticipated and revenues in Japan and Germany continued to be disappointing.
   At June 30, the SAFECO U.S. Value Fund's P/E ratio based on 1999 earnings was
19.5 compared to 27.8 for the S&P 500. Regarding the markets, we believe that the valuation differential between growth and value stocks is still too large. In our opinion, value stocks are priced at extremely attractive levels.
   Our strategy in managing the Fund and our belief in value-style investing remains unchanged. We will continue to buy stocks with discount value characteristics that have attractive earnings prospects. We hope that will prove rewarding in the future.

Rex Bentley

Lynette D. Sagvold
-------------------------------

Rex Bentley, an MBA from Brigham Young University and Chartered Financial Analyst, has more than 20 years of investment experience.

Lynette D. Sagvold holds a BA in business administration from the University of Washington and is a Chartered Financial Analyst. She began her investment career in 1981 at Kidder Peabody and was a trust officer for Key Trust and First Interstate before joining SAFECO as a portfolio manager and insurance analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO U.S. VALUE FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 97.2%

AEROSPACE/DEFENSE - 1.9%
         2,600   Boeing Co.  ........................................... $115
         2,800   Lockheed Martin Corp.  ................................. 104

BANKS (MAJOR REGIONAL) - 3.9%
         3,000   Bank of America Corp.  ................................. 220
         7,400   KeyCorp ................................................ 238

BANKS (MONEY CENTER) - 2.9%
         3,900   Chase Manhattan Corp.  ................................. 338

BANKS (REGIONAL) - 1.8%
         3,640   Banc One Corp.  ........................................ 217

BEVERAGES (NON-ALCOHOLIC) - 1.6%
         5,000   PepsiCo, Inc.  ......................................... 193

BUILDING MATERIALS - 1.7%
         3,500   Armstrong World Industries, Inc..........................202

CHEMICALS - 3.8%
         3,100   Du Pont (E.I.) de Nemours & Co...........................212
         4,800   Praxair, Inc.  ......................................... 235

COMMUNICATION EQUIPMENT - 1.7%
         2,300   Nortel Networks Corp.  ................................. 200

COMPUTERS (HARDWARE) - 2.0%
         2,300   Hewlett-Packard Co.  ................................... 231

COMPUTERS (PERIPHERALS) - 1.7%
         8,100   *Quantum Corp.  ........................................ 195

COMPUTERS (SOFTWARE & SERVICES) - 2.1%
         8,100   *Cadence Design Systems, Inc.  ......................... 103
         8,300   *PeopleSoft, Inc.  ..................................... 143

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

ELECTRIC COMPANIES - 3.2%
         3,700   New Century Energies, Inc.  ........................... $144
         9,200   NIPSCO Industries, Inc.  ............................... 237

ELECTRICAL EQUIPMENT - 2.0%
         3,800   Emerson Electric Co.  .................................. 239

ELECTRONICS (SEMICONDUCTORS) - 2.1%
         4,200   Intel Corp.  ........................................... 250

ENTERTAINMENT - 1.4%
         5,500   The Walt Disney Co.  ................................... 169

FINANCIAL (DIVERSIFIED) - 2.5%
         2,100   American General Corp.  ................................ 158
         2,000   Federal National Mortgage Association .................. 137

FOODS - 4.0%
         8,400   ConAgra, Inc.  ......................................... 224
         5,900   Dean Foods Co.  ........................................ 245

HEALTH CARE (DIVERSIFIED) - 6.7%
         5,000   Abbott Laboratories .................................... 228
         3,200   American Home Products Corp..............................184
         2,600   Bristol-Myers Squibb Co.  .............................. 183
         2,000   Johnson & Johnson ...................................... 196

HEALTH CARE (MAJOR PHARMACEUTICALS) - 2.3%
         1,000   Merck & Co., Inc.  ...................................... 74
         7,400   Mylan Laboratories, Inc.  .............................. 196

HOUSEHOLD PRODUCTS (NON-DURABLES) - 2.7%
         5,500   Kimberly-Clark Corp.  .................................. 314

INSURANCE (LIFE & HEALTH) - 2.1%
         8,000   Conseco, Inc.  ......................................... 244

INSURANCE (MULTI-LINE) - 2.0%
         4,000   Hartford Financial Services Group, Inc.  ............... 233

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO U.S. VALUE FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
MANUFACTURING (DIVERSIFIED) - 5.6%
         2,800   AlliedSignal, Inc.  ................................... $176
         8,950   Crane Co.  ............................................. 281
         2,400   Minnesota Mining & Manufacturing Co.  .................. 209

OFFICE EQUIPMENT & SUPPLIES - 1.5%
         3,000   Xerox Corp.  ........................................... 177

OIL (DOMESTIC INTEGRATED) - 4.5%
         2,600   Atlantic Richfield Co.  ................................ 217
         3,200   Mobil Corp.  ........................................... 317

OIL (INTERNATIONAL INTEGRATED) - 2.0%
         3,700   Texaco, Inc.  .......................................... 231

OIL & GAS (DRILLING & EQUIPMENT) - 1.6%
         4,200   Halliburton Co.  ....................................... 190

PAPER & FOREST PRODUCTS - 1.6%
         3,700   International Paper Co.  ............................... 187

PUBLISHING (NEWSPAPERS) - 1.8%
         5,900   New York Times Co.
                 (Class A) .............................................. 217

REAL ESTATE INVESTMENT TRUST - 3.0%
         2,500   Equity Residential Properties Trust .................... 113
         5,100   First Industrial Realty Trust, Inc.......................140
         4,300   Liberty Property Trust ................................. 107
RETAIL (DEPARTMENT STORES) - 3.3%
         4,100   J.C. Penney Co., Inc.  ................................. 199
         4,650   May Department Stores Co.  ............................. 190
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

RETAIL (FOOD CHAINS) - 2.2%
         5,040   Albertson's, Inc.  .................................. $  260

SAVINGS & LOANS - 1.9%
         6,400   Washington Mutual, Inc.  ............................... 226

SERVICES (ADVERTISING/MARKETING) - 2.0%
         2,700   Interpublic Group Cos., Inc.  .......................... 234

TELEPHONE - 10.4%
         3,700   ALLTEL Corp.  .......................................... 265
         3,700   Bell Atlantic Corp.  ................................... 242
         5,800   Century Telephone Enterprises, Inc.  ................... 231
         4,200   GTE Corp.  ............................................. 318
         2,000   *MCI WorldCom, Inc.  ................................... 173
                                                                        -----
TOTAL COMMON STOCKS .................................................. 11,500
                                                                        -----

CASH EQUIVALENTS - 3.3%

INVESTMENT COMPANIES
       385,544   SSgA Prime Money Market Portfolio ...................... 386
                                                                        -----
TOTAL CASH EQUIVALENTS .................................................. 386
                                                                        -----
TOTAL INVESTMENTS - 100.5% ........................................... 11,886
Other Assets, less Liabilities ......................................... (59)
                                                                        -----
NET ASSETS .......................................................... $11,827
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
                              As of June 30, 1999
                                  (Unaudited)

                                              SAFECO        SAFECO        SAFECO
(In Thousands, Except Per-Share               GROWTH        EQUITY        INCOME
Amounts)                                        FUND          FUND          FUND
--------------------------------------------------------------------------------
ASSETS
   Investments, at Cost                  $ 1,096,054   $ 1,637,810   $   279,029
                                         -----------   -----------   -----------
                                         -----------   -----------   -----------
   Investments, at Value
     Unaffiliated Issuers                $   678,479   $ 2,391,333   $   349,113
     Affiliated Issuers                      339,576            --            --
                                         -----------   -----------   -----------
       Total Investments at Value          1,018,055     2,391,333       349,113

   Cash                                           --            --            --
   Receivables
     Investment Securities Sold                5,508            --         4,517
     Trust Shares Sold                         3,668           466             1
     Dividends and Interest                      591         2,372         1,161
     From Advisor                                 --            --            --
     Forward Currency Contracts Open,
       Net                                        --            --            --
   Deferred Organization Expense                  --            --            --
                                         -----------   -----------   -----------
       Total Assets                        1,027,822     2,394,171       354,792

LIABILITIES
   Payables
     Investment Securities Purchased           2,823            --            --
     Trust Shares Redeemed                        98            10            --
     Notes Payable                               960            --            --
     Dividends                                    --         4,135         1,545
     Investment Advisory Fees                    534         1,144           197
     Other                                       277           591           130
                                         -----------   -----------   -----------
       Total Liabilities                       4,692         5,880         1,872
                                         -----------   -----------   -----------
NET ASSETS                               $ 1,023,130   $ 2,388,291   $   352,920
                                         -----------   -----------   -----------
                                         -----------   -----------   -----------
   NO-LOAD CLASS:
     Net Assets                          $   979,079   $ 2,299,349   $   347,944
     Trust Shares Outstanding                 46,041        90,116        14,757
                                         -----------   -----------   -----------
     Net Asset Value, Offering Price,
       and Redemption Price Per Share    $     21.27   $     25.52   $     23.58
                                         -----------   -----------   -----------
                                         -----------   -----------   -----------
   CLASS A:
     Net Assets                          $    29,259   $    63,481   $     2,498
     Trust Shares Outstanding                  1,380         2,485           105
                                         -----------   -----------   -----------
     Net Asset Value and Redemption
       Price Per Share                   $     21.21   $     25.55   $     23.71
                                         -----------   -----------   -----------
                                         -----------   -----------   -----------
     Maximum Offering Price Per Share
       (Net Asset Value Plus Sales
       Charge of 5.75%)                  $     22.50   $     27.11   $     25.16
                                         -----------   -----------   -----------
                                         -----------   -----------   -----------
   CLASS B:
     Net Assets                          $    14,792   $    25,461   $     2,478
     Trust Shares Outstanding                    715         1,003           104
                                         -----------   -----------   -----------
     Net Asset Value and Offering Price
       Per Share*                        $     20.70   $     25.37   $     23.72
                                         -----------   -----------   -----------
                                         -----------   -----------   -----------

--------------------------------------------------------------------------------

  * For Class B shares, the redemption price per share may be lower as a result of applying contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              SAFECO        SAFECO            SAFECO            SAFECO        SAFECO
                                           NORTHWEST   INTERNATIONAL        BALANCED     SMALL COMPANY    U.S. VALUE
                                                FUND          FUND              FUND              FUND          FUND
--------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments, at Cost                  $    51,738   $    22,121       $    22,726       $    33,225   $    10,361
                                         -----------   -----------   ---------------   ---------------   -----------
                                         -----------   -----------   ---------------   ---------------   -----------
   Investments, at Value
     Unaffiliated Issuers                $    74,112   $    28,081       $    24,746       $    31,631   $    11,886
     Affiliated Issuers                           --            --                --                --            --
                                         -----------   -----------   ---------------   ---------------   -----------
       Total Investments at Value             74,112        28,081            24,746            31,631        11,886

   Cash                                           --           701                --                --            --
   Receivables
     Investment Securities Sold                  706            49                50               751            --
     Trust Shares Sold                            --           120                --                --             2
     Dividends and Interest                       21            88               134                20            18
     From Advisor                                 11            11                13                21            13
     Forward Currency Contracts Open,
       Net                                        --            25                --                --            --
   Deferred Organization Expense                  --             6                 6                 6            11
                                         -----------   -----------   ---------------   ---------------   -----------
       Total Assets                           74,850        29,081            24,949            32,429        11,930

LIABILITIES
   Payables
     Investment Securities Purchased              --            90                59                --            43
     Trust Shares Redeemed                        --            --                --                 3            --
     Notes Payable                                --            --                --                --            --
     Dividends                                    --            --               141                --            23
     Investment Advisory Fees                     40            24                14                19             7
     Other                                        50            58                32                29            30
                                         -----------   -----------   ---------------   ---------------   -----------
       Total Liabilities                          90           172               246                51           103
                                         -----------   -----------   ---------------   ---------------   -----------
NET ASSETS                               $    74,760   $    28,909       $    24,703       $    32,378   $    11,827
                                         -----------   -----------   ---------------   ---------------   -----------
                                         -----------   -----------   ---------------   ---------------   -----------
   NO-LOAD CLASS:
     Net Assets                          $    68,821   $    27,049       $    20,855       $    30,338   $    10,774
     Trust Shares Outstanding                  3,281         1,949             1,652             2,929           821
                                         -----------   -----------   ---------------   ---------------   -----------
     Net Asset Value, Offering Price,
       and Redemption Price Per Share    $     20.97   $     13.88       $     12.62       $     10.36   $     13.12
                                         -----------   -----------   ---------------   ---------------   -----------
                                         -----------   -----------   ---------------   ---------------   -----------
   CLASS A:
     Net Assets                          $     2,632   $       873       $     1,192       $       891   $       301
     Trust Shares Outstanding                    127            63                94                87            23
                                         -----------   -----------   ---------------   ---------------   -----------
     Net Asset Value and Redemption
       Price Per Share                   $     20.74   $     13.85       $     12.64       $     10.22   $     13.11
                                         -----------   -----------   ---------------   ---------------   -----------
                                         -----------   -----------   ---------------   ---------------   -----------
     Maximum Offering Price Per Share
       (Net Asset Value Plus Sales
       Charge of 5.75%)                  $     22.01   $     14.69       $     13.41       $     10.84   $     13.91
                                         -----------   -----------   ---------------   ---------------   -----------
                                         -----------   -----------   ---------------   ---------------   -----------
   CLASS B:
     Net Assets                          $     3,307   $       987       $     2,656       $     1,149   $       752
     Trust Shares Outstanding                    162            72               210               115            58
                                         -----------   -----------   ---------------   ---------------   -----------
     Net Asset Value and Offering Price
       Per Share*                        $     20.36   $     13.63       $     12.64       $      9.99   $     13.05
                                         -----------   -----------   ---------------   ---------------   -----------
                                         -----------   -----------   ---------------   ---------------   -----------

--------------------------------------------------------------------------------

  * For Class B shares, the redemption price per share may be lower as a result of applying contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENTS OF OPERATIONS
                  For the Six-Month Period Ended June 30, 1999
                                  (Unaudited)

                                             SAFECO       SAFECO       SAFECO
                                             GROWTH       EQUITY       INCOME
(In Thousands)                                 FUND         FUND         FUND
-----------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of
     $37 in the International Fund)      $    3,293   $   16,404   $    5,613
   Interest                                     139        1,707          752
                                         ----------   ----------   ----------

     Total Investment Income                  3,432       18,111        6,365

EXPENSES
   Investment Advisory                        3,180        5,780        1,184
   Transfer Agent                             1,839        2,100          369
   Fund Accounting and Administration            58          102           35
   Shareholder Service - Class A                 36           70            3
                   - Class B                     18           26            3
   Distribution       - Class B                  55           78            8
   Legal and Auditing                            46           63           19
   Custodian                                     35           47           11
   Registration                                  13           20            7
   Reports to Shareholders                      279          375           64
   Trustees                                       4            5            3
   Amortization of Organization
     Expenses                                    --           --           --
   Loan Interest Expense                        271           --           --
   Other                                         60           53           10
                                         ----------   ----------   ----------
     Total Expenses Before
       Reimbursement                          5,894        8,719        1,716
   Expense Reimbursement                         --           --           --
                                         ----------   ----------   ----------
     Total Expenses After Reimbursement       5,894        8,719        1,716
                                         ----------   ----------   ----------

NET INVESTMENT INCOME (LOSS)                 (2,462)       9,392        4,649

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY
   Net Realized Gain (Loss) from:
     Investments in Unaffiliated
       Issuers                               (4,909)      80,315       23,180
     Investments in Affiliated Issuers      (20,278)          --           --
     Foreign Currency Transactions               --           --           --
                                         ----------   ----------   ----------
          Total Net Realized Gain
            (Loss)                          (25,187)      80,315       23,180
   Net Change in Unrealized
     Appreciation (Depreciation)            (69,415)     128,744      (22,382)
                                         ----------   ----------   ----------
NET GAIN (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCY                         (94,602)     209,059          798
                                         ----------   ----------   ----------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                            $  (97,064)  $  218,451   $    5,447
                                         ----------   ----------   ----------
                                         ----------   ----------   ----------
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                             SAFECO          SAFECO           SAFECO           SAFECO       SAFECO
                                          NORTHWEST   INTERNATIONAL         BALANCED    SMALL COMPANY   U.S. VALUE
                                               FUND            FUND             FUND             FUND         FUND
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of
     $37 in the International Fund)      $      186      $      254       $      147       $       81   $      113
   Interest                                      22              27              268               55            4
                                         ----------   -------------   --------------   --------------   ----------

     Total Investment Income                    208             281              415              136          117

EXPENSES
   Investment Advisory                          244             139               83              134           40
   Transfer Agent                                99              36               33               51           12
   Fund Accounting and Administration            11               4                4                5            2
   Shareholder Service - Class A                  3               1                1                1           --
                   - Class B                      3               1                3                1            1
   Distribution       - Class B                  10               3                9                4            2
   Legal and Auditing                            10              11                8                9           11
   Custodian                                      4              22                2                5            2
   Registration                                   6               5                5                6            4
   Reports to Shareholders                       12               5                4               10            2
   Trustees                                       2               3                3                2            3
   Amortization of Organization
     Expenses                                    --               2                2                2            2
   Loan Interest Expense                         --              --               --               --           --
   Other                                          2               1                1                2            1
                                         ----------   -------------   --------------   --------------   ----------
     Total Expenses Before
       Reimbursement                            406             233              158              232           82
   Expense Reimbursement                        (11)            (11)             (13)             (21)         (12)
                                         ----------   -------------   --------------   --------------   ----------
     Total Expenses After Reimbursement         395             222              145              211           70
                                         ----------   -------------   --------------   --------------   ----------

NET INVESTMENT INCOME (LOSS)                   (187)             59              270              (75)          47

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY
   Net Realized Gain (Loss) from:
     Investments in Unaffiliated
       Issuers                               10,338            (112)             714           (6,224)         753
     Investments in Affiliated Issuers           --              --               --               --           --
     Foreign Currency Transactions               --             136               --               --           --
                                         ----------   -------------   --------------   --------------   ----------
          Total Net Realized Gain
            (Loss)                           10,338              24              714           (6,224)         753
   Net Change in Unrealized
     Appreciation (Depreciation)              1,530           1,396               80            3,654          266
                                         ----------   -------------   --------------   --------------   ----------
NET GAIN (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCY                          11,868           1,420              794           (2,570)       1,019
                                         ----------   -------------   --------------   --------------   ----------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                            $   11,681      $    1,479       $    1,064       $   (2,645)  $    1,066
                                         ----------   -------------   --------------   --------------   ----------
                                         ----------   -------------   --------------   --------------   ----------
------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (Unaudited)

                                                       SAFECO GROWTH FUND
                                           ------------------------------
                                              SIX-MONTH
                                           PERIOD ENDED        YEAR ENDED
                                                JUNE 30       DECEMBER 31
(In Thousands)                                     1999              1998
-------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)            $     (2,462)     $       (918)
   Net Realized Gain (Loss) on
     Investments and Foreign
     Currency Transactions                      (25,187)           44,781
   Net Change in Unrealized
     Appreciation (Depreciation)                (69,415)          (92,841)
                                           ------------   ---------------
   Net Change in Net Assets
     Resulting from Operations                  (97,064)          (48,978)
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No Load Class             --                --
                         - Class A                   --                --
                         - Class B                   --                --
   Net Realized Gain on Investments
                         - No Load Class             --           (43,556)
                         - Class A                   --            (1,055)
                         - Class B                   --              (497)
                                           ------------   ---------------
     Total                                           --           (45,108)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                               (321,526)          846,267
   Class A                                       (2,156)           32,104
   Class B                                          370            15,181
                                           ------------   ---------------
     Total                                     (323,312)          893,552
                                           ------------   ---------------
TOTAL CHANGE IN NET ASSETS                     (420,376)          799,466
NET ASSETS AT BEGINNING OF PERIOD             1,443,506           644,040
                                           ------------   ---------------
NET ASSETS AT END OF PERIOD                $  1,023,130      $  1,443,506
                                           ------------   ---------------
                                           ------------   ---------------
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------
------------------------------------------------------------------

                                                    SAFECO EQUITY FUND            SAFECO INCOME FUND         SAFECO NORTHWEST FUND
                                           ---------------------------   ---------------------------   ---------------------------
                                              SIX-MONTH                     SIX-MONTH                     SIX-MONTH
                                           PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED
                                                JUNE 30    DECEMBER 31        JUNE 30    DECEMBER 31        JUNE 30    DECEMBER 31
                                                   1999           1998           1999           1998           1999           1998
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)            $      9,392   $     17,446   $      4,649   $     10,977   $       (187)  $       (373)
   Net Realized Gain (Loss) on
     Investments and Foreign
     Currency Transactions                       80,315         79,369         23,180         20,424         10,338          1,091
   Net Change in Unrealized
     Appreciation (Depreciation)                128,744        295,679        (22,382)       (10,865)         1,530          1,410
                                           ------------   ------------   ------------   ------------   ------------   ------------
   Net Change in Net Assets
     Resulting from Operations                  218,451        392,494          5,447         20,536         11,681          2,128
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No Load Class         (9,222)       (17,149)        (4,600)       (10,921)            --             --
                         - Class A                 (194)          (343)           (24)           (33)            --             --
                         - Class B                   --             --            (16)           (22)            --             --
   Net Realized Gain on Investments
                         - No Load Class             --        (76,799)            --        (20,354)            --           (658)
                         - Class A                   --         (1,908)            --           (105)            --            (23)
                         - Class B                   --           (656)            --           (110)            --            (28)
                                           ------------   ------------   ------------   ------------   ------------   ------------
     Total                                       (9,416)       (96,855)        (4,640)       (31,545)            --           (709)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                 72,761        246,560        (52,115)         8,124         (5,561)        (2,513)
   Class A                                        7,787         37,060            414          1,405             22            831
   Class B                                        6,245         12,194            286          1,483            213          1,475
                                           ------------   ------------   ------------   ------------   ------------   ------------
     Total                                       86,793        295,814        (51,415)        11,012         (5,326)          (207)
                                           ------------   ------------   ------------   ------------   ------------   ------------
TOTAL CHANGE IN NET ASSETS                      295,828        591,453        (50,608)             3          6,355          1,212
NET ASSETS AT BEGINNING OF PERIOD             2,092,463      1,501,010        403,528        403,525         68,405         67,193
                                           ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD                $  2,388,291   $  2,092,463   $    352,920   $    403,528   $     74,760   $     68,405
                                           ------------   ------------   ------------   ------------   ------------   ------------
                                           ------------   ------------   ------------   ------------   ------------   ------------
----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

                                                SAFECO INTERNATIONAL FUND
                                           ------------------------------
                                                 SIX-MONTH
                                              PERIOD ENDED     YEAR ENDED
                                                   JUNE 30    DECEMBER 31
(In Thousands)                                        1999           1998
-------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)               $         59   $         14
   Net Realized Gain (Loss) on
     Investments and Foreign
     Currency Transactions                              24           (910)
   Net Change in Unrealized
     Appreciation (Depreciation)                     1,396          3,209
                                           ---------------   ------------
   Net Change in Net Assets
     Resulting from Operations                       1,479          2,313
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No Load Class                --             --
                         - Class A                      --             --
                         - Class B                      --             --
   Net Realized Gain on Investments
                         - No Load Class                --             --
                         - Class A                      --             --
                         - Class B                      --             --
                                           ---------------   ------------
     Total                                              --             --
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                     3,535          5,155
   Class A                                             209            273
   Class B                                             169            396
                                           ---------------   ------------
     Total                                           3,913          5,824
                                           ---------------   ------------
TOTAL CHANGE IN NET ASSETS                           5,392          8,137
NET ASSETS AT BEGINNING OF PERIOD                   23,517         15,380
                                           ---------------   ------------
NET ASSETS AT END OF PERIOD                   $     28,909   $     23,517
                                           ---------------   ------------
                                           ---------------   ------------
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------
------------------------------------------------------------------

                                                  SAFECO BALANCED FUND     SAFECO SMALL COMPANY FUND        SAFECO U.S. VALUE FUND
                                           ---------------------------   ---------------------------   ---------------------------
                                              SIX-MONTH                     SIX-MONTH                     SIX-MONTH
                                           PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED
                                                JUNE 30    DECEMBER 31        JUNE 30    DECEMBER 31        JUNE 30    DECEMBER 31
                                                   1999           1998           1999           1998           1999           1998
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)            $        270   $        505   $        (75)  $       (220)  $         47   $        102
   Net Realized Gain (Loss) on
     Investments and Foreign
     Currency Transactions                          714            890         (6,224)        (4,172)           753            464
   Net Change in Unrealized
     Appreciation (Depreciation)                     80            679          3,654         (9,513)           266            598
                                           ------------   ------------   ------------   ------------   ------------   ------------
   Net Change in Net Assets
     Resulting from Operations                    1,064          2,074         (2,645)       (13,905)         1,066          1,164
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No Load Class           (241)          (476)            --             --            (47)          (102)
                         - Class A                  (11)           (12)            --             --             (1)            (1)
                         - Class B                  (17)           (16)            --             --             --             --
   Net Realized Gain on Investments
                         - No Load Class             --           (771)            --             --             --           (428)
                         - Class A                   --            (36)            --             --             --             (9)
                         - Class B                   --            (83)            --             --             --            (27)
                                           ------------   ------------   ------------   ------------   ------------   ------------
     Total                                         (269)        (1,394)            --             --            (48)          (567)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                  1,042          4,868         (2,347)        25,617           (170)           377
   Class A                                          262            660           (245)         1,449             66             69
   Class B                                          518          1,675            199            930             61            392
                                           ------------   ------------   ------------   ------------   ------------   ------------
     Total                                        1,822          7,203         (2,393)        27,996            (43)           838
                                           ------------   ------------   ------------   ------------   ------------   ------------
TOTAL CHANGE IN NET ASSETS                        2,617          7,883         (5,038)        14,091            975          1,435
NET ASSETS AT BEGINNING OF PERIOD                22,086         14,203         37,416         23,325         10,852          9,417
                                           ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD                $     24,703   $     22,086   $     32,378   $     37,416   $     11,827   $     10,852
                                           ------------   ------------   ------------   ------------   ------------   ------------
                                           ------------   ------------   ------------   ------------   ------------   ------------
----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

1.  GENERAL
   The SAFECO Common Stock Trust ("Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of the SAFECO Growth Fund, SAFECO Equity Fund, SAFECO Income Fund, SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO Balanced Fund, SAFECO Small Company Stock Fund, and SAFECO U.S. Value Fund (together "the Funds").
   Effective September 30, 1996, the Trust began issuing two new classes of shares--Class A and Class B shares (collectively, "Advisor Classes"). Unlike the no-load class of shares (which are sold directly to the shareholder with no associated sales or distribution charges), these classes of shares are sold by financial advisors to shareholders and have associated sales and distribution charges. Each class of shares represents an interest in the net assets of the fund.
   In connection with issuing the new Advisor Classes, the Funds adopted a Plan of Distribution (the "Plan"). Under the Plan, each Advisor Class pays a service fee to the distributor, SAFECO Securities Inc., for selling its shares at the annual rate of .25% of the average daily net assets of the Advisor Class. Class B shares also pay the distributor a distribution fee at the annual rate of .75% of the average daily net assets of the Class B shares.
   Under the Plans, the distributor uses the service fees primarily to compensate persons selling Advisor Class shares for providing ongoing services and the maintenance of shareholder accounts. The distributor uses the distribution fees primarily to offset the commissions it pays to financial advisors for selling Class B shares.

2.  SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.
   SECURITY VALUATION. Investments in securities are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. When valuations are not readily available, securities are valued at fair value as determined in

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

good faith by the board of trustees. Temporary investments purchased at par are valued at cost. All other temporary investments are valued at amortized cost.
   SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. The cost of the portfolios is the same for financial statement and federal income tax purposes. Realized gains and losses from security transactions are determined using the identified cost basis.
   INCOME RECOGNITION. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest is accrued on short-term investments and bonds daily.
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. For the Growth, Northwest, International and Small Company Funds, net investment income (if any) is declared as a dividend to shareholders as of the last business day (ex-dividend date) of December. For all other Funds net investment income is distributed as of the last business day of March, June, September and December. Net realized gains on investments, if any, are normally distributed to shareholders at the end of December.
   Income dividends and capital gain distributions are determined in accordance with income tax regulation which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign exchange contracts. Undistributed/ overdistributed net investment income may include temporary financial reporting and tax basis differences which will reverse in the subsequent year.
   FEDERAL INCOME AND EXCISE TAXES. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner which results in no tax to the Funds. Therefore, no federal income or excise tax provision is required.
   FOREIGN CURRENCY TRANSLATION. The accounting records of the International Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

investment securities, and dividend and interest income, are translated at the rates of exchange prevailing on the respective dates of such transactions.
   The International Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
   Reported net realized gains or losses from foreign currency transactions arise from gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.
   FOREIGN EXCHANGE CONTRACTS. The International Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The International Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the International Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses on foreign currency contracts are recorded on settlement date of the foreign currency exchange contract and are included in the Statements of Assets and Liabilities and the Statement of Operations. Risks may arise upon entering into these contracts from the potential

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
   ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.  INVESTMENT TRANSACTIONS
   Following is a summary of investment transactions (excluding short-term securities) during the six-month period ended June 30, 1999:

(In Thousands)                                PURCHASES        SALES
--------------------------------------------------------------------
Growth Fund                                    $178,152     $528,017
Equity Fund                                     474,703      344,093
Income Fund                                      64,771      112,214
Northwest Fund                                   17,778       24,047
International Fund                                9,232        1,448
Balanced Fund                                    16,033       14,519
Small Company Fund                               15,108       16,334
U.S. Value Fund                                   3,503        3,927
--------------------------------------------------------------------

       Purchases in the Balanced Fund include $7,265 of U.S. Government Securities.

       Sales in the Balanced Fund include $6,075 of U.S. Government Securities.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

4.  TRUST SHARE TRANSACTIONS
   Following is a summary of transactions in Fund shares and the related amounts (in thousands):

                                                                           SAFECO GROWTH FUND
                                         ---------------------------------------------------------------------------------------

                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------
                                            SIX-MONTH                     SIX-MONTH                     SIX-MONTH
                                         PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED
                                              JUNE 30        DEC. 31        JUNE 30        DEC. 31        JUNE 30        DEC. 31
                                                 1999           1998           1999           1998           1999           1998
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                       17,684         89,342            400          1,454            153            681
   Reinvestments                                    2          1,873             --             45             --             22
   Redemptions                                (33,072)       (58,229)          (508)          (193)          (139)           (65)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                 (15,386)        32,986           (108)         1,306             14            638
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $    378,804   $  2,179,487   $      8,633   $     35,247   $      3,202   $     16,101
   Reinvestments                                   36         42,509              3          1,009              3            486
   Redemptions                               (700,366)    (1,375,729)       (10,792)        (4,152)        (2,835)        (1,406)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $   (321,526)  $    846,267   $     (2,156)  $     32,104   $        370   $     15,181
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

                                                                           SAFECO EQUITY FUND
                                         ---------------------------------------------------------------------------------------

                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------
                                            SIX-MONTH                     SIX-MONTH                     SIX-MONTH
                                         PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED
                                              JUNE 30        DEC. 31        JUNE 30        DEC. 31        JUNE 30        DEC. 31
                                                 1999           1998           1999           1998           1999           1998
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                       15,646         29,980            493          2,002            307            604
   Reinvestments                                  210          3,861              5             97             --             28
   Redemptions                                (12,841)       (23,017)          (177)          (306)           (48)           (70)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                   3,015         10,824            321          1,793            259            562
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $    376,416   $    654,422   $     11,904   $     41,546   $      7,423   $     13,097
   Reinvestments                                5,002         88,790            117          2,241              2            650
   Redemptions                               (308,657)      (496,652)        (4,234)        (6,727)        (1,180)        (1,553)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $     72,761   $    246,560   $      7,787   $     37,060   $      6,245   $     12,194
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

                                                                           SAFECO INCOME FUND
                                         ---------------------------------------------------------------------------------------

                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------
                                            SIX-MONTH                     SIX-MONTH                     SIX-MONTH
                                         PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED
                                              JUNE 30        DEC. 31        JUNE 30        DEC. 31        JUNE 30        DEC. 31
                                                 1999           1998           1999           1998           1999           1998
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                        1,055          4,553             32             66             23             62
   Reinvestments                                  120          1,175              1              5              1              5
   Redemptions                                 (3,432)        (5,541)           (16)           (14)           (12)            (8)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                  (2,257)           187             17             57             12             59
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $     24,629   $    114,102   $        767   $      1,627   $        556   $      1,545
   Reinvestments                                2,708         27,902             13            119             12            123
   Redemptions                                (79,452)      (133,880)          (366)          (341)          (282)          (185)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $    (52,115)  $      8,124   $        414   $      1,405   $        286   $      1,483
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

                                                                          SAFECO NORTHWEST FUND
                                         ---------------------------------------------------------------------------------------

                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------
                                            SIX-MONTH                     SIX-MONTH                     SIX-MONTH
                                         PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED
                                              JUNE 30        DEC. 31        JUNE 30        DEC. 31        JUNE 30        DEC. 31
                                                 1999           1998           1999           1998           1999           1998
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                          482            987             18             77             21            106
   Reinvestments                                   --             31             --              2             --              1
   Redemptions                                   (788)        (1,165)           (17)           (31)            (9)           (28)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                    (306)          (147)             1             48             12             79
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $      8,840   $     17,313   $        337   $      1,349   $        376   $      1,882
   Reinvestments                                   --            549             --             29             --             27
   Redemptions                                (14,401)       (20,375)          (315)          (547)          (163)          (434)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $     (5,561)  $     (2,513)  $         22   $        831   $        213   $      1,475
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

4.  TRUST SHARE TRANSACTIONS (Continued)

                                                                        SAFECO INTERNATIONAL FUND
                                         ---------------------------------------------------------------------------------------

                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------
                                            SIX-MONTH                     SIX-MONTH                     SIX-MONTH
                                         PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED
                                              JUNE 30        DEC. 31        JUNE 30        DEC. 31        JUNE 30        DEC. 31
                                                 1999           1998           1999           1998           1999           1998
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                        1,597          2,000             37             28             15             40
   Reinvestments                                   --             --             --             --             --             --
   Redemptions                                 (1,330)        (1,600)           (22)            (6)            (3)            (9)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                     267            400             15             22             12             31
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $     21,457   $     25,289   $        504   $        343   $        207   $        511
   Reinvestments                                   --             --             --             --             --             --
   Redemptions                                (17,922)       (20,134)          (295)           (70)           (38)          (115)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $      3,535   $      5,155   $        209   $        273   $        169   $        396
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

                                                                          SAFECO BALANCED FUND
                                         ---------------------------------------------------------------------------------------

                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------
                                            SIX-MONTH                     SIX-MONTH                     SIX-MONTH
                                         PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED
                                              JUNE 30        DEC. 31        JUNE 30        DEC. 31        JUNE 30        DEC. 31
                                                 1999           1998           1999           1998           1999           1998
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                          298          1,183             42             72             54            148
   Reinvestments                                    6             66             --              3              1              7
   Redemptions                                   (218)          (860)           (21)           (20)           (13)           (16)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                      86            389             21             55             42            139
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $      3,634   $     14,335   $        517   $        862   $        671   $      1,783
   Reinvestments                                   74            798              5             41              7             91
   Redemptions                                 (2,666)       (10,265)          (260)          (243)          (160)          (199)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $      1,042   $      4,868   $        262   $        660   $        518   $      1,675
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------
--------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

                                                                        SAFECO SMALL COMPANY FUND
                                         ---------------------------------------------------------------------------------------

                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------
                                            SIX-MONTH                     SIX-MONTH                     SIX-MONTH
                                         PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED
                                              JUNE 30        DEC. 31        JUNE 30        DEC. 31        JUNE 30        DEC. 31
                                                 1999           1998           1999           1998           1999           1998
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                        2,044          9,098             23            108             31             87
   Reinvestments                                   --             --             --             --             --             --
   Redemptions                                 (2,265)        (7,540)           (46)           (16)           (12)           (20)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                    (221)         1,558            (23)            92             19             67
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $     21,611   $    137,539   $        237   $      1,634   $        325   $      1,156
   Reinvestments                                   --             --             --             --             --             --
   Redemptions                                (23,958)      (111,922)          (482)          (185)          (126)          (226)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $     (2,347)  $     25,617   $       (245)  $      1,449   $        199   $        930
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

                                                                         SAFECO U.S. VALUE FUND
                                         ---------------------------------------------------------------------------------------

                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------
                                            SIX-MONTH                     SIX-MONTH                     SIX-MONTH
                                         PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED
                                              JUNE 30        DEC. 31        JUNE 30        DEC. 31        JUNE 30        DEC. 31
                                                 1999           1998           1999           1998           1999           1998
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                           98            225              8              7              7             34
   Reinvestments                                    1             17             --             --             --              2
   Redemptions                                   (116)          (215)            (2)            (1)            (2)            (3)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                     (17)            27              6              6              5             33
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $      1,229   $      2,687   $         97   $         81   $         87   $        410
   Reinvestments                                   10            203             --              4             --             21
   Redemptions                                 (1,409)        (2,513)           (31)           (16)           (26)           (39)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $       (170)  $        377   $         66   $         69   $         61   $        392
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------
--------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

5.  COMPONENTS OF NET ASSETS
   At June 30, 1999, the components of net assets were as follows:

                                                 GROWTH        EQUITY        INCOME     NORTHWEST
(In Thousands)                                     FUND          FUND          FUND          FUND
-------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized Appreciation
  on Investments and Forward Contracts
  in Which There Is an Excess of Value
  Over Identified Cost                     $    185,959   $   784,781   $    99,381   $    28,371
Aggregate Gross Unrealized Depreciation
  on Investments and Forward Contracts
  in Which There is an Excess of
  Identified Cost Over Value                   (263,958)      (31,258)      (29,297)       (5,997)
                                          -------------   -----------   -----------   -----------
NET UNREALIZED APPRECIATION                     (77,999)      753,523        70,084        22,374
ACCUMULATED NET INVESTMENT INCOME (LOSS)         (2,462)           --            --          (187)
ACCUMULATED NET REALIZED GAIN (LOSS) ON
  INVESTMENTS                                   (26,415)       80,386        23,040        10,712
PAID IN CAPITAL (PAR VALUE $.001,
  UNLIMITED SHARES AUTHORIZED)                1,130,006     1,554,382       259,796        41,861
                                          -------------   -----------   -----------   -----------
NET ASSETS AT JUNE 30, 1999                $  1,023,130   $ 2,388,291   $   352,920   $    74,760
                                          -------------   -----------   -----------   -----------
                                          -------------   -----------   -----------   -----------

                                                                              SMALL
                                          INTERNATIONAL      BALANCED       COMPANY    U.S. VALUE
(In Thousands)                                     FUND          FUND          FUND          FUND
-------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized Appreciation
  on Investments and Forward Contracts
  in Which There Is an Excess of Value
  Over Identified Cost                     $      6,421   $     2,714   $     2,491   $     1,923
Aggregate Gross Unrealized Depreciation
  on Investments and Forward Contracts
  in Which There is an Excess of
  Identified Cost Over Value                       (436)         (694)       (4,085)         (398)
                                          -------------   -----------   -----------   -----------
NET UNREALIZED APPRECIATION                       5,985         2,020        (1,594)        1,525
ACCUMULATED NET INVESTMENT INCOME (LOSS)             59            --           (75)           --
ACCUMULATED NET REALIZED GAIN (LOSS) ON
  INVESTMENTS                                      (742)*         713       (10,396)*         753
PAID IN CAPITAL (PAR VALUE $.001,
  UNLIMITED SHARES AUTHORIZED)                   23,607        21,970        44,443         9,549
                                          -------------   -----------   -----------   -----------
NET ASSETS AT JUNE 30, 1999                $     28,909   $    24,703   $    32,378   $    11,827
                                          -------------   -----------   -----------   -----------
                                          -------------   -----------   -----------   -----------
-------------------------------------------------------------------------------------------------

* At December 31, 1998, these funds had the following amounts of accumulated net realized losses on investment transactions that represented capital loss carryforwards for Federal Income Tax purposes, which expire as follows:

                                                       EXPIRATION
                                             AMOUNTS       DATES
----------------------------------------------------------------
International Fund                          $    766        2006
Small Company Fund                             4,172        2006

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

6.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS
   WITH AFFILIATES
   INVESTMENT ADVISORY FEES. Effective May 1, 1999, shareholders approved an amended and restated investment advisory contract with SAFECO Asset Management Company. The fees paid by the Funds under the new contract are based on a percentage of each day's net assets, which, on an annual basis, are as follows:

GROWTH, EQUITY, INCOME, NORTHWEST,
  BALANCED AND
  U.S. VALUE FUNDS:                           INTERNATIONAL FUND:
  First $250 million         .70%               First $250 million      1.00%
  Next $500 million          .65                Next $500 million        .90
  Next $500 million          .60                Over $750 million        .80
  Over $1.25 billion         .45


SMALL COMPANY FUND:
  First $250 million         .75%
  Next $500 million          .70
  Next $500 million          .65
  Over $1.25 billion         .60

   SAFECO Asset Management Company pays sub-advisory fees to Bank of Ireland Asset Management Company (U.S.) Limited for providing investment research and advice to the International Fund.
   FUND ACCOUNTING AND FUND ADMINISTRATION FEES. Beginning May 1, 1999, SAFECO Asset Management Company receives a fee for these services based on a percentage of each day's net assets, which, on an annual basis is as follows:

FUND ACCOUNTING:                              FUND ADMINISTRATION:
  First $200 million         .04%               First $200 million       .05%
  Over $200 million          .01                Over $200 million        .01

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

   TRANSFER AGENT, SHAREHOLDER SERVICE, AND DISTRIBUTION FEES. SAFECO Services Corporation receives transfer agent, shareholder service, and distribution fees.
   NOTES PAYABLE AND INTEREST EXPENSE. The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates at rates equivalent to commercial bank interest rates.
   LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has a line of credit arrangements with certain financial institutions. Under these arrangements, $150 million is available to meet short-term financing needs. At June 30, 1999, the Growth Fund had a 6.4375% note payable to State Street Bank of $960,000. The note was repaid on 7/1/99.
   AFFILIATE OWNERSHIP. At June 30, 1999, SAFECO Insurance Company of America owned 450,000 shares (13% of outstanding shares) of the Northwest Fund. During the same period SAFECO Asset Management Company owned 688,168 shares (33%) of the International Fund, 519,268 shares (27%) of the Balanced Fund, and 500,000 shares (56%) of the U.S. Value Fund.
   EXPENSE REIMBURSEMENT. Beginning May 1, 1999, SAFECO Asset Management Company agreed to reimburse the Funds, for operating expenses (i.e., all expenses except investment advisory, distribution and Service fees) which exceed, on an annual basis, .40% of the average daily net assets.
   DEALER CONCESSIONS. SAFECO Securities, Inc. retained the following amounts in dealer commissions from sales of Class A Shares during the six-month period ended June 30, 1999:

                                          COMMISSIONS
                                             RETAINED
-----------------------------------------------------
Growth Fund                                  $ 14,969
Equity Fund                                    24,549
Income Fund                                     1,756
Northwest Fund                                  1,069
International Fund                                807
Balanced Fund                                   1,993
Small Company Fund                                652
U.S. Value Fund                                   176
-----------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

7.  INVESTMENTS IN AFFILIATES
   Each of the companies listed below is an affiliate of the Growth Fund because the Fund owned at least 5% of the company's voting securities during the six-month period ended June 30, 1999.

(In Thousands)                      SHARES AT                             SHARES AT                 MARKET VALUE
                                    BEGINNING                                END OF                      JUNE 30
SECURITY                            OF PERIOD   ADDITIONS   REDUCTIONS       PERIOD   DIVIDENDS             1999
----------------------------------------------------------------------------------------------------------------
*American Buildings Co.                   360          --         (360)          --           --              --
American Coin Merchandising, Inc.         391          --           --          391           --        $  2,542
Blue Rhino Corp.                            0         403           --          403           --           3,704
BNC Mortgage, Inc.                        484          --          (22)         462           --           2,887
Concepts Direct, Inc.                     480          --           --          480           --           4,435
Creditrust Corp.                          489         536           --        1,025           --          28,456
Damark International, Inc.                755          --          (40)         715           --           5,987
*Discreet Logic, Inc.                   1,618          --       (1,618)+         --           --              --
Dura Pharmaceuticals, Inc.              2,546          --         (240)       2,306           --          27,531
Dynamex, Inc.                             642          --          (30)         612           --           1,759
Emmis Communications Corp. (Class
  A)                                    1,242          49         (134)       1,157           --          57,107
Family Golf Centers, Inc.               2,512          --          (60)       2,452           --          18,852
*First Commonwealth, Inc.                 344          --         (344)          --           --              --
French Fragrances, Inc.                   895          --           --          895           --           6,545
Funco, Inc.                               354          --           --          354           --           6,532
Hall, Kinion & Associates, Inc.           899          --           --          899           --           6,290
Harold's Stores, Inc.                     542          --           --          542           --           3,524
Innotrac Corp.                            676          --           --          676           --          13,689
IntelliQuest Information Group,
  Inc.                                    840          --           --          840           --           6,299
Lifeline Systems, Inc.                    514          --           --          514           --           9,903
MICROS Systems, Inc.                    1,202          --          (74)       1,128           --          38,336
*NCO Group, Inc.                        1,456         184         (904)         736           --              --
Nastech Pharmaceutical Co., Inc.          609          --           --          609           --           2,017
*Open Plan Systems, Inc.                  245          --         (245)          --           --              --
Phoenix International Ltd., Inc.          623         209           --          832           --           5,302
PolyMedica Industries, Inc.               886          --           --          886           --           8,860
Precision Auto Care, Inc.                 607          --          (15)         592           --           1,814
Prime Medical Services, Inc.            1,121          28           --        1,149           --           8,475
Recovery Engineering, Inc.                342          --           --          342           --           5,811
Schlotzsky's, Inc.                        493          --          (66)         427           --           4,671
Serologicals Corp.                        543       1,903          (25)       2,421           --          19,669
*Sirrom Capital Corp.                   3,723          --       (3,723)++         --          --              --
Stage Stores, Inc.                      2,112          --         (478)       1,634           --          10,623
Suburban Lodges of America, Inc.        1,529          --           --        1,529           --           9,840
TRM Copy Centers Corp.                    698          --           --          698           --           4,583
*Teardrop Golf Co.                        314          --         (314)          --           --              --
*TETRA Technologies, Inc.                 710          --         (205)         505           --              --
Towne Services, Inc.                      817         294           --        1,111           --           8,751
Travis Boats & Motors, Inc.               153         118           --          271           --           3,930
Waterside Capital Corp.                   118           6**         --          124           --             852
                                                                                                   -------------
                                                                                                        $339,576
                                                                                                   -------------
                                                                                                   -------------
----------------------------------------------------------------------------------------------------------------

 * Company was not an affiliate at the end of the period.

** Represents a 5% Stock Dividend

 + Acquired by Autodesk, Inc.

 ++ Acquired by Finova Group, Inc.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  COMMITMENTS.
   At June 30, 1999, the International Fund had open forward foreign currency exchange contracts obligating it to receive or deliver the following foreign currencies:

(In Thousands)
                                                           U.S. DOLLAR          UNREALIZED
             CURRENCY    IN EXCHANGE     SETTLEMENT        VALUE AS OF        APPRECIATION
      TO BE DELIVERED            FOR           DATE      JUNE 30, 1999      (DEPRECIATION)
------------------------------------------------------------------------------------------
40,009  Japanese Yen        $    338       07/02/99            $   331              $    7
(40,009) Japanese Yen           (329)      07/02/99               (331)                  2
66,863  Japanese Yen             571       07/21/99                555                  16
38,621  Japanese Yen             320       08/18/99                322                  (2)
36,158  Japanese Yen             294       08/24/99                301                  (7)
27,206  Japanese Yen             226       08/31/99                227                  (1)
31,961  Japanese Yen             266       09/09/99                267                  (1)
60,190  Japanese Yen             514       09/16/99                503                  11
                               -----                             -----                 ---
                            $  2,200                           $ 2,175              $   25
                               -----                             -----                 ---
                               -----                             -----                 ---

9. YEAR 2000 READINESS.
   Preparing for Year 2000 is a high priority for SAFECO Asset Management and its parent, SAFECO Corporation. A corporate-wide Year 2000 team has been active for an extended period of time, and has devoted considerable resources to help achieve Year 2000 readiness. SAFECO Asset Management Company does not anticipate that Year 2000-related issues will have a material impact on its ability to continue to provide the Funds with service at current levels. Although SAFECO Asset Management has taken steps to prepare for Year 2000, it could be negatively impacted by what its business partners have done or have failed to do.
   Likewise, Year 2000 poses risks to each of the companies in the Funds' investment portfolio. Thus, portfolio managers consider Year 2000 readiness as one of the many factors in making an investment decision. Year 2000 also poses potential risks to worldwide markets and economies.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

10. FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO GROWTH FUND
   NO-LOAD CLASS

                                             SIX-MONTH                                 THREE-MONTH        FOR THE YEAR ENDED
                                          PERIOD ENDED          FOR THE YEAR ENDED    PERIOD ENDED
                                               JUNE 30                 DECEMBER 31     DECEMBER 31              SEPTEMBER 30
                                         -----------------------------------------------------------------------------------
                                                  1999           1998         1997            1996         1996         1995
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                      $    22.70   $      22.45   $    16.97      $    15.45   $    15.83   $    17.37

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income
     (Loss)                                      (0.05)         (0.01)       (0.02)          (0.02)       (0.02)        0.07
   Net Realized and Unrealized Gain
     (Loss) on Investments                       (1.38)          0.99         8.50            1.77         2.24         4.07
                                         -------------   ------------   ----------   -------------   ----------   ----------
     Total from Investment Operations            (1.43)          0.98         8.48            1.75         2.22         4.14

LESS DISTRIBUTIONS
   Dividends from Net Investment Income             --             --           --              --           --        (0.07)
   Distributions from Realized Gains                --          (0.73)       (3.00)          (0.23)       (2.60)       (5.61)
                                         -------------   ------------   ----------   -------------   ----------   ----------
     Total Distributions                            --          (0.73)       (3.00)          (0.23)       (2.60)       (5.68)
                                         -------------   ------------   ----------   -------------   ----------   ----------
NET ASSET VALUE AT END
   OF PERIOD                                $    21.27   $      22.70   $    22.45      $    16.97   $    15.45   $    15.83
                                         -------------   ------------   ----------   -------------   ----------   ----------
                                         -------------   ------------   ----------   -------------   ----------   ----------
TOTAL RETURN                                  (6.30%)*          4.37%       49.96%         11.35%*       14.16%       23.93%

NET ASSETS AT END OF PERIOD (000'S)         $  979,079   $  1,394,225   $  638,562      $  195,760   $  179,574   $  176,483
RATIO OF EXPENSES TO AVERAGE NET ASSETS        1.01%**          0.77%        0.85%         0.99%**        1.02%        0.98%
RATIO OF NET INVESTMENT INCOME (LOSS)
   TO AVERAGE NET ASSETS                     (0.41%)**        (0.06%)       (.17%)        (.51%)**       (.14%)         .34%
PORTFOLIO TURNOVER RATE                       30.60%**         54.58%       82.57%        82.93%**      124.79%      110.44%

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

10. FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)

   SAFECO EQUITY FUND
   NO-LOAD CLASS

                                             SIX-MONTH                                 THREE-MONTH        FOR THE YEAR ENDED
                                          PERIOD ENDED          FOR THE YEAR ENDED    PERIOD ENDED
                                               JUNE 30                 DECEMBER 31     DECEMBER 31              SEPTEMBER 30
                                         -----------------------------------------------------------------------------------
                                                  1999          1998          1997            1996         1996         1995
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                     $     23.25   $     19.54   $     16.60      $    15.85   $    15.31   $    13.89

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                          0.10          0.21          0.23            0.06         0.28         0.34
   Net Realized and Unrealized Gain on
     Investments                                  2.27          4.64          3.78            1.33         2.42         2.59
                                         -------------   -----------   -----------   -------------   ----------   ----------
     Total from Investment Operations             2.37          4.85          4.01            1.39         2.70         2.93

LESS DISTRIBUTIONS
   Dividends from Net Investment Income          (0.10)        (0.21)        (0.23)          (0.06)       (0.28)       (0.34)
   Distributions from Realized Gains                --         (0.93)        (0.84)          (0.58)       (1.88)       (1.17)
                                         -------------   -----------   -----------   -------------   ----------   ----------
     Total Distributions                         (0.10)        (1.14)        (1.07)          (0.64)       (2.16)       (1.51)
                                         -------------   -----------   -----------   -------------   ----------   ----------
NET ASSET VALUE AT END
   OF PERIOD                               $     25.52   $     23.25   $     19.54      $    16.60   $    15.85   $    15.31
                                         -------------   -----------   -----------   -------------   ----------   ----------
                                         -------------   -----------   -----------   -------------   ----------   ----------
TOTAL RETURN                                   10.22%*        24.93%        24.21%          8.79%*       18.04%       21.59%

NET ASSETS AT END OF PERIOD (000'S)        $ 2,299,349   $ 2,024,877   $ 1,490,198      $  849,831   $  725,780   $  598,582
RATIO OF EXPENSES TO AVERAGE NET ASSETS        0.78%**         0.74%         0.73%         0.78%**        0.79%        0.84%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                          0.87%**         0.99%         1.24%         1.48%**        1.74%        2.38%
PORTFOLIO TURNOVER RATE                       32.64%**        32.94%        34.26%        59.34%**       74.07%       56.14%

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

10. FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)

   SAFECO INCOME FUND
   NO-LOAD CLASS

                                             SIX-MONTH        FOR THE YEAR ENDED     THREE-MONTH        FOR THE YEAR ENDED
                                          PERIOD ENDED                              PERIOD ENDED
                                               JUNE 30               DECEMBER 31     DECEMBER 31              SEPTEMBER 30
                                         ---------------------------------------------------------------------------------
                                                  1999         1998         1997            1996         1996         1995
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                      $    23.47   $    23.89   $    21.13      $    20.03   $    19.11   $    17.25

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                          0.30         0.64         0.65            0.15         0.73         0.82
   Net Realized and Unrealized Gain on
     Investments                                  0.11         0.86         4.87            1.63         2.84         2.71
                                         -------------   ----------   ----------   -------------   ----------   ----------
     Total from Investment Operations             0.41         1.50         5.52            1.78         3.57         3.53

LESS DISTRIBUTIONS
   Dividends from Net Investment Income          (0.30)       (0.64)       (0.65)          (0.15)       (0.73)       (0.82)
   Distributions from Realized Gains                --        (1.28)       (2.11)          (0.53)       (1.92)       (0.85)
                                         -------------   ----------   ----------   -------------   ----------   ----------
     Total Distributions                         (0.30)       (1.92)       (2.76)          (0.68)       (2.65)       (1.67)
                                         -------------   ----------   ----------   -------------   ----------   ----------
NET ASSET VALUE AT END
   OF PERIOD                                $    23.58   $    23.47   $    23.89      $    21.13   $    20.03   $    19.11
                                         -------------   ----------   ----------   -------------   ----------   ----------
                                         -------------   ----------   ----------   -------------   ----------   ----------
TOTAL RETURN                                    1.79%*        6.31%       26.43%          8.89%*       18.98%       21.04%

NET ASSETS AT END OF PERIOD (000'S)         $  347,944   $  399,279   $  401,985      $  289,968   $  260,023   $  217,870
RATIO OF EXPENSES TO AVERAGE NET ASSETS        0.94%**        0.82%        0.85%         0.89%**        0.86%        0.87%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                          2.59%**        2.54%        2.81%         2.89%**        3.56%        4.55%
PORTFOLIO TURNOVER RATE                       37.19%**       46.14%       52.14%        37.84%**       50.11%       31.12%

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

10. FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)

   SAFECO NORTHWEST FUND
   NO-LOAD CLASS

                                             SIX-MONTH        FOR THE YEAR ENDED     THREE-MONTH        FOR THE YEAR ENDED
                                          PERIOD ENDED                              PERIOD ENDED
                                               JUNE 30               DECEMBER 31     DECEMBER 31              SEPTEMBER 30
                                         ---------------------------------------------------------------------------------
                                                  1999         1998         1997            1996         1996         1995
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                      $    17.73   $    17.31   $    14.07      $    13.78   $    14.41   $    12.59

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income
     (Loss)                                      (0.06)       (0.09)       (0.03)          (0.01)        0.02         0.04
   Net Realized and Unrealized Gain on
     Investments                                  3.30         0.70         4.41            0.30         1.32         2.35
                                         -------------   ----------   ----------   -------------   ----------   ----------
     Total from Investment Operations             3.24         0.61         4.38            0.29         1.34         2.39

LESS DISTRIBUTIONS
   Dividends from Net Investment Income             --           --           --              --        (0.02)       (0.04)
   Distributions from Realized Gains                --        (0.19)       (1.14)             --        (1.95)       (0.53)
                                         -------------   ----------   ----------   -------------   ----------   ----------
     Total Distributions                            --        (0.19)       (1.14)             --        (1.97)       (0.57)
                                         -------------   ----------   ----------   -------------   ----------   ----------
NET ASSET VALUE AT END
   OF PERIOD                                $    20.97   $    17.73   $    17.31      $    14.07   $    13.78   $    14.41
                                         -------------   ----------   ----------   -------------   ----------   ----------
                                         -------------   ----------   ----------   -------------   ----------   ----------
TOTAL RETURN                                   18.27%*        3.50%       31.12%          2.10%*        9.61%       19.01%

NET ASSETS AT END OF PERIOD (000'S)         $   68,821   $   63,594   $   64,635      $   43,345   $   43,128   $   40,140
RATIO OF EXPENSES TO AVERAGE NET ASSETS       1.13%+**        1.12%        1.09%         1.25%**        1.07%        1.09%
RATIO OF NET INVESTMENT INCOME (LOSS)
   TO AVERAGE NET ASSETS                     (0.50%)**      (0.49%)       (.19%)        (.31%)**        0.11%        0.31%
PORTFOLIO TURNOVER RATE                       53.27%**       50.40%       55.42%        67.32%**       35.69%       19.59%

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets would have been 1.16%.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

10. FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)

   SAFECO INTERNATIONAL FUND
   NO-LOAD CLASS

                                                                                                   JANUARY 31, 1996
                                                                                                      (COMMENCEMENT
                                             SIX-MONTH        FOR THE YEAR ENDED     THREE-MONTH     OF OPERATIONS)
                                          PERIOD ENDED                              PERIOD ENDED                 TO
                                               JUNE 30               DECEMBER 31     DECEMBER 31       SEPTEMBER 30
                                         --------------------------------------------------------------------------
                                                  1999         1998         1997            1996               1996
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                      $    13.14   $    11.50   $    11.29      $    10.39           $  10.00

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                          0.03         0.01         0.24              --               0.06
   Net Realized and Unrealized Gain on
     Investments and Foreign Currency
     Transactions                                 0.71         1.63         0.28            0.96               0.39
                                         -------------   ----------   ----------   -------------             ------
     Total from Investment Operations             0.74         1.64         0.52            0.96               0.45

LESS DISTRIBUTIONS
   Dividends from Net Investment Income             --           --        (0.29)          (0.06)             (0.06)
   Distributions from Realized Gains                --           --        (0.02)             --                 --
                                         -------------   ----------   ----------   -------------             ------
     Total Distributions                            --           --        (0.31)          (0.06)             (0.06)
                                         -------------   ----------   ----------   -------------             ------
NET ASSET VALUE AT END
   OF PERIOD                                $    13.88   $    13.14   $    11.50      $    11.29           $  10.39
                                         -------------   ----------   ----------   -------------             ------
                                         -------------   ----------   ----------   -------------             ------
TOTAL RETURN                                    5.63%*       14.26%        4.55%          9.27%*             4.54%*
NET ASSETS AT END OF PERIOD (000'S)         $   27,049   $   22,111   $   14,754      $   11,157           $  8,323
RATIO OF EXPENSES TO AVERAGE NET ASSETS       1.63%+**       1.62%+       1.63%+        1.37%+**            2.36%**
RATIO OF NET INVESTMENT INCOME (LOSS)
   TO AVERAGE NET ASSETS                       0.50%**        0.14%        0.58%        (.19%)**             .93%**
PORTFOLIO TURNOVER RATE                       12.03%**       25.62%       22.13%        18.51%**           15.73%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would have been 1.72%, 1.79%, 1.89% and 1.68% for the period ended June 30, 1999, and the periods ended December 31, 1998, 1997 and 1996, respectively.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

10. FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)

   SAFECO BALANCED FUND
   NO-LOAD CLASS

                                                                                                JANUARY 31, 1996
                                                                                                   (COMMENCEMENT
                                             SIX-MONTH                            THREE-MONTH     OF OPERATIONS)
                                          PERIOD ENDED     FOR THE YEAR ENDED    PERIOD ENDED                 TO
                                               JUNE 30            DECEMBER 31     DECEMBER 31       SEPTEMBER 30
                                         -----------------------------------------------------------------------
                                                  1999       1998        1997            1996               1996
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                     $     12.22   $  11.61   $   10.70     $     10.38           $  10.00

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                          0.15       0.32        0.32            0.08               0.21
   Net Realized and Unrealized Gain on
     Investments                                  0.40       1.12        1.45            0.45               0.39
                                         -------------   --------   ---------   -------------   ----------------
     Total from Investment Operations             0.55       1.44        1.77            0.53               0.60

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                       (0.15)     (0.32)      (0.32)          (0.08)             (0.21)
   Distributions from Realized Gains                --      (0.51)      (0.54)          (0.13)             (0.01)
                                         -------------   --------   ---------   -------------   ----------------
     Total Distributions                         (0.15)     (0.83)      (0.86)          (0.21)             (0.22)
                                         -------------   --------   ---------   -------------   ----------------
NET ASSET VALUE AT END
   OF PERIOD                               $     12.62   $  12.22   $   11.61     $     10.70           $  10.38
                                         -------------   --------   ---------   -------------   ----------------
                                         -------------   --------   ---------   -------------   ----------------
TOTAL RETURN                                    4.52%*     12.56%      16.64%          5.11%*             5.99%*

NET ASSETS AT END OF PERIOD (000'S)        $    20,855   $ 19,137   $  13,667     $     8,262           $  7,632
RATIO OF EXPENSES TO AVERAGE NET ASSETS       1.15%+**      1.17%       1.23%        1.16%+**            1.32%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                          2.51%**      2.74%       2.85%         3.19%**            3.21%**
PORTFOLIO TURNOVER RATE                      131.47%**     74.76%     101.22%        36.10%**          143.87%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets would have been 1.27% for the period ended June 30, 1999, and 1.52% for the period ended December 31, 1996.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

10. FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)

   SAFECO SMALL COMPANY FUND
   NO-LOAD CLASS

                                                                                                    JANUARY 31, 1996
                                                                                                       (COMMENCEMENT
                                             SIX-MONTH         FOR THE YEAR ENDED     THREE-MONTH     OF OPERATIONS)
                                          PERIOD ENDED                               PERIOD ENDED                 TO
                                               JUNE 30                DECEMBER 31     DECEMBER 31       SEPTEMBER 30
                                         ---------------------------------------------------------------------------
                                                  1999          1998         1997            1996               1996
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                      $    11.16   $     14.23   $    11.81      $    11.51           $  10.00

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  (0.02)        (0.06)       (0.04)          (0.01)             (0.01)
   Net Realized and Unrealized Gain
     (Loss) on Investments                       (0.78)        (3.01)        2.80            0.31               2.19
                                         -------------   -----------   ----------   -------------            -------
     Total from Investment Operations            (0.80)        (3.07)        2.76            0.30               2.18

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                          --            --           --              --                 --
   Distributions from Realized Gains                --            --        (0.34)             --              (0.67)
                                         -------------   -----------   ----------   -------------            -------
     Total Distributions                            --            --        (0.34)             --              (0.67)
                                         -------------   -----------   ----------   -------------            -------
NET ASSET VALUE AT END
   OF PERIOD                                $    10.36   $     11.16   $    14.23      $    11.81           $  11.51
                                         -------------   -----------   ----------   -------------            -------
                                         -------------   -----------   ----------   -------------            -------
TOTAL RETURN                                  (7.17%)*       (21.57%)      23.38%          2.61%*            21.83%*

NET ASSETS AT END OF PERIOD (000'S)         $   30,338   $    35,162   $   22,658      $   13,169           $ 12,552
RATIO OF EXPENSES TO AVERAGE NET ASSETS       1.23%+**         1.28%        1.33%        1.35%+**            1.49%**
RATIO OF NET INVESTMENT INCOME (LOSS)
   TO AVERAGE NET ASSETS                      (.40%)**        (.49%)       (.41%)        (.44%)**           (.24%)**
PORTFOLIO TURNOVER RATE                       98.30%**        90.23%       60.81%        73.47%**           91.03%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets would have been 1.36% for the period ended June 30, 1999, and 1.58% for the period ended December 31, 1996.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

10. FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)

   SAFECO U.S. VALUE FUND
   NO-LOAD CLASS

                                                                          APRIL 30, 1997
                                                                           (COMMENCEMENT
                                             SIX-MONTH        FOR THE     OF OPERATIONS)
                                          PERIOD ENDED     YEAR ENDED                 TO
                                               JUNE 30    DECEMBER 31        DECEMBER 31
                                         -----------------------------------------------
                                                  1998           1998               1997
----------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                      $    11.95      $   11.19           $  10.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                          0.06           0.12               0.09
   Net Realized and Unrealized Gain on
     Investments                                  1.17           1.28               1.66
                                         -------------   ------------             ------
     Total from Investment Operations             1.23           1.40               1.75

LESS DISTRIBUTIONS
   Dividends from Net Investment Income          (0.06)         (0.12)             (0.09)
   Distributions from Realized Gains                --          (0.52)             (0.47)
                                         -------------   ------------             ------
     Total Distributions                         (0.06)         (0.64)             (0.56)
                                         -------------   ------------             ------
NET ASSET VALUE AT END
   OF PERIOD                                $    13.12      $   11.95           $  11.19
                                         -------------   ------------             ------
                                         -------------   ------------             ------
TOTAL RETURN                                   10.30%*         12.61%            17.50%*

NET ASSETS AT END OF PERIOD (000'S)         $   10,774      $  10,014           $  9,063
RATIO OF EXPENSES TO AVERAGE NET ASSETS       1.22%+**          1.19%            1.19%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                          0.95%**          1.06%            1.26%**
PORTFOLIO TURNOVER RATE                       65.91%**         55.15%           36.37%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets would have been 1.45%.

------------------------------------------------------------------
------------------------------------------------------------------
                                     NOTES

SAFECO COMMON STOCK FUNDS

BOARD OF TRUSTEES:
Boh A. Dickey, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding
  Vice President and Treasurer
Neal A. Fuller
  Vice President and Controller
David H. Longhurst
  Assistant Controller

INVESTMENT ADVISOR:
SAFECO Asset
  Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
State Street Bank
Chase Manhattan Bank
(International Fund)

CLIENT SERVICES*:

Monday-Friday,
5:30am-7:00pm, Pacific Time

NATIONWIDE: 1-800-624-5711

DEAF AND HARD OF HEARING
TTY/TDD SERVICE: 1-800-438-8718

*All telephone calls are tape-recorded
for your protection.

FOR 24-HOUR AUTOMATED
PERFORMANCE INFORMATION
AND TRANSACTIONS:

NATIONWIDE: 1-800-835-4391

MAILING ADDRESS:

SAFECO Mutual Funds
P.O. Box 34890
Seattle, WA 98124-1890

INTERNET:
www.safecofunds.com

EMAIL: mfunds@safeco.com

GMF 1054 8/99

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This report must be preceded or
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